UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Alabama Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport and Port Revenue – 1.5%
Alabama Port Authority Docks Facility, MBIA, 5.25%, 2011 (c)	$1,000,000	$1,075,550

General Obligations - General Purpose – 9.4%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,021,640
Boaz, AL, School Warrants, “A”, XLCA, 5%, 2029	650,000	594,821
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,044,121
Houston County, AL, AMBAC, 6.25%, 2009 (c)	750,000	795,803
Huntsville, AL, Water System Rev., FSA, 5%, 2033	1,000,000	974,940
Mobile County, AL, 6%, 2009 (c)	1,345,000	1,384,261
Puerto Rico Commonwealth, “A”, 5.375%, 2033	180,000	133,141
Puerto Rico Commonwealth, “A”, 6%, 2038	305,000	243,472
Tuscaloosa, AL, AMBAC, 4.375%, 2037	500,000	409,005

		$6,601,204

General Obligations - Improvement – 4.0%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,045,230
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	725,786
Montgomery, AL, Warrants, MBIA, 5.1%, 2021	1,005,000	1,025,804

		$2,796,820

General Obligations - Schools – 7.3%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,055,320
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,450,943
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,633,395

		$5,139,658

Healthcare Revenue - Hospitals – 12.7%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$602,115
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,516,380
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	690,435
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	317,725
Birmingham, AL, Baptist Health Systems, “A” (Baptist Medical Center), 5.625%, 2015	300,000	251,823
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev., “A” (Baptist Health Systems, Inc.), 5%, 2030	200,000	116,006
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (a)	1,000,000	896,230
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	400,000	332,824
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,143,912
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), MBIA, 5.75%, 2014	1,000,000	1,008,030
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	445,000	292,294
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	869,860
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	314,535
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	420,165
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	165,600

		$8,937,934

Industrial Revenue - Metals – 0.7%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	$500,000	$532,380

Industrial Revenue - Other – 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$391,480

1

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – 3.1%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$81,706
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	566,875
Mobile, AL, Industrial Development Board Improvement Rev. (International Paper Co.) “B”, 6.45%, 2019	350,000	252,833
Mobile, AL, Industrial Development Board Improvement Rev., “A” (International Paper Co.), 6.35%, 2016	650,000	500,637
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated), 6.35%, 2035	750,000	414,240
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	380,035

		$2,196,326

Miscellaneous Revenue - Other – 0.9%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$560,000	$606,939

Multi-Family Housing Revenue – 2.5%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$980,000	$888,782
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	868,589

		$1,757,371

Sales & Excise Tax Revenue – 1.4%
Massachusetts Bay Transit Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$500,000	$506,915
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	5,960,000	171,469
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	291,112

		$969,496

Single Family Housing - State – 1.7%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$40,000	$34,844
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	750,000	680,962
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	435,000	428,914
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	40,000	34,706

		$1,179,426

State & Local Agencies – 6.6%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,579,584
Alabama Public School & College, Capital Improvement, “A”, 5%, 2019	500,000	508,825
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,026,570
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,061,330
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	500,000	473,100

		$4,649,409

Tax - Other – 1.2%
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	$1,000,000	$837,370

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$770,000	$706,105

Universities - Colleges – 18.7%
Alabama Private Colleges & Universities, Facilities Authority Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026	$700,000	$663,404
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	898,700
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	968,870
Auburn University, General Fee Rev., FSA, 5%, 2038	2,000,000	1,902,440

2

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	$595,000	$554,861
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	720,000	750,125
Mobile, AL, Spring Hill College, Educational Building Authority Rev., “A”, 5.25%, 2034	1,360,000	1,216,561
New York Dormitory Authority Rev. Non State Supported Debt (New York University), “A”, 5.25%, 2048	830,000	770,365
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	745,000	745,454
University of Alabama, Birmingham Hospital Rev., “A”, MBIA, 5%, 2041	2,000,000	1,579,500
University of Alabama, General Rev., MBIA, 5%, 2034	1,000,000	970,550
University of Alabama, General Rev., “A”, MBIA, 5%, 2029	1,000,000	993,650
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	968,450
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	143,960

		$13,126,890

Utilities - Municipal Owned – 7.5%
Alabama Municipal Electric Power Authority, “A”, MBIA, 5%, 2023	$1,000,000	$978,600
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	2,986,655
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	390,000	397,972
Long Island, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	129,987
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	450,000	390,510
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	377,888

		$5,261,612

Utilities - Other – 1.4%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$996,550

Water & Sewer Utility Revenue – 16.0%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$745,510
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,042,200
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,016,110
Alabaster, AL, Sewer Rev., MBIA, 5%, 2029	750,000	697,620
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,300,455
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	898,690
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,207,097
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	328,756
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 5%, 2040	1,190,000	1,060,016
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., FSA, 5%, 2024	1,000,000	1,013,140
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	333,316
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,602,000

		$11,244,910

Total Investments		$69,007,430

Other Assets, Less Liabilities – 1.9%		1,310,836

Net Assets – 100.0%		$70,318,266

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

3

MFS Alabama Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Alabama Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$69,007,430	$—	$69,007,430
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$73,767,787

Gross unrealized appreciation	$1,286,680
Gross unrealized depreciation	(6,047,037)

Net unrealized appreciation (depreciation)	$(4,760,357)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS® Arkansas Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.1%
Airport and Port Revenue – 0.6%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$797,328

General Obligations - General Purpose – 9.3%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,373,542
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	1,145,000	883,721
Commonwealth of Puerto Rico, “A”, 5.25%, 2016 (c)(f)	800,000	950,552
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,361,500
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	275,792
Puerto Rico Commonwealth, “A”, 5.375%, 2033	335,000	247,788
Puerto Rico Commonwealth, “A”, 6%, 2038	560,000	447,030
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,576,280
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	349,611
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	360,184

		$12,826,000

General Obligations - Improvement – 0.1%
Guam Government, “A”, 5.25%, 2037	$255,000	$157,094

General Obligations - Schools – 7.1%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,109,784
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	894,830
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	993,290
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	913,660
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,705,480
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,327,979
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,045,250
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,303,148
Pine Bluff, AR, School District Construction, MBIA, 4.75%, 2033	565,000	492,607

		$9,786,028

Healthcare Revenue - Hospitals – 10.9%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$523,920
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, MBIA, 5%, 2013	3,895,000	4,123,637
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	530,685
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	665,820
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	1,215,000	1,000,273
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	817,860
District of Columbia Hospital Rev. (Children’s Hospital Obligations Group), FSA, 5.25%, 2045	2,500,000	2,072,300
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	634,120
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	921,176
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	999,940
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	414,036
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	860,000	564,882
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	489,420
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	1,000,000	622,370
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	667,890

		$15,048,329

1

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$231,398

Industrial Revenue - Paper – 0.4%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$164,943
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	157,875
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	218,373

		$541,191

Multi-Family Housing Revenue – 0.6%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$835,490

Sales & Excise Tax Revenue – 1.5%
Massachusetts Bay Transit Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,013,830
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	9,770,000	281,083
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	735,058

		$2,029,971

Single Family Housing - Local – 6.9%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,568,600
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	23,161	23,176
Pulaski County, AR, Public Facilities Board Rev., “A”, GNMA, 5.75%, 2034	1,780,000	1,454,580
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,171,483
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., MBIA, 7.5%, 2010 (c)	1,250,000	1,359,488

		$9,577,327

Single Family Housing - State – 6.0%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$160,000	$137,339
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	360,000	353,758
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,271,634
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,420,000	1,363,498
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	325,000	323,021
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	502,840
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	175,000	173,481
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	250,000	240,995
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	890,000	641,094
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,830,000	1,760,149
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	359,907
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,163,410

		$8,291,126

State & Local Agencies – 1.8%
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	$2,500,000	$2,299,325

2

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Arkansas Development Finance Authority, Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	$175,000	$173,005

		$2,472,330

Tax - Other – 2.9%
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	$2,790,000	$3,247,421
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	763,840

		$4,011,261

Tobacco – 1.1%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$744,240
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	673,917
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	175,404

		$1,593,561

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,515,000	$1,389,285

Transportation - Special Tax – 2.6%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	$1,000,000	$836,750
Puerto Rico Highway & Transportation Authority, “B”, MBIA, 5.875%, 2010 (c)	2,000,000	2,162,240
Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	598,883

		$3,597,873

Universities - Colleges – 23.6%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,266,499
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	1,000,000	1,035,970
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,495,000	2,373,319
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	1,150,000	1,072,421
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	893,760
New York Dormitory Authority Rev. Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,489,681
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	1,465,000	1,465,894
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	510,570
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	944,280
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	933,970
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,531,497
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2026	1,405,000	1,370,915
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2027	2,180,000	2,105,073
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2034	3,200,000	2,924,480
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,101,838
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,329,700
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	967,640
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	1,994,980
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,419,575
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,087,713

3

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Puerto Rico Rev., “Q”, 5%, 2036	$1,145,000	$798,901

		$32,618,676

Universities - Dormitories – 0.2%
Pope County, AR, Residential Housing, Facilities Board Rev. (Arkansas Technical University Project), “A”, 6%, 2027	$500,000	$350,280

Utilities - Investor Owned – 1.2%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$906,800
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	697,065

		$1,603,865

Utilities - Municipal Owned – 8.3%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$433,810
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	910,650
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	744,921
Long Island, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	244,976
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2010	880,000	913,818
North Little Rock, AR, Electric Rev., “A”, MBIA, 6.5%, 2015	6,000,000	6,770,280
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,000,000	1,138,510
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	358,121

		$11,515,086

Water & Sewer Utility Revenue – 11.8%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,070
Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009 (c)	1,000,000	1,035,510
Fort Smith, AR, Water & Sewer Rev., N, FSA, 5%, 2032	2,000,000	1,870,680
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,353,937
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	740,565
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	999,900
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	616,688
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,762,093
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,535,000	1,452,156
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	822,406
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	999,948
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,602,000
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	896,380
South Sebastian County, AR, Water Refunding Rev., MBIA, 5%, 2038	1,000,000	916,480
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,256,913

		$16,395,726

Total Investments		$135,669,225

Other Assets, Less Liabilities – 1.9%		2,594,396

Net Assets – 100.0%		$138,263,621

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

4

MFS Arkansas Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Arkansas Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$135,669,225	$—	$135,669,225
Other Financial Instruments	$(434,387)	$—	$—	$(434,387)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$142,259,942

Gross unrealized appreciation	$4,762,660
Gross unrealized depreciation	(11,353,377)

Net unrealized appreciation (depreciation)	$(6,590,717)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 Yr. (Short)	31	$4,279,453	Mar-09	$(434,387)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® California Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.3%
Airport & Port Revenue – 4.2%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,416,417
Palm Springs, CA, Palm Springs International Airport, 5.55%, 2028	490,000	319,647
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	4,000,000	3,519,160
Port of Oakland, CA, “A”, MBIA, 5%, 2026	3,000,000	2,150,940
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (a)	1,730,000	1,731,488
San Jose CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,158,197

		$13,295,849

General Obligations - General Purpose – 2.2%
State of California, 5.25%, 2029	$2,000,000	$1,852,660
State of California, AMBAC, 6.3%, 2010	3,000,000	3,151,380
State of California, AMBAC, 7%, 2010	2,000,000	2,127,560

		$7,131,600

General Obligations - Improvement – 0.2%
Guam Government, “A”, 5.25%, 2037	$815,000	$502,089

General Obligations - Schools – 14.4%
Antelope Valley, CA (Union High School), “A”, MBIA, 5%, 2027	$1,500,000	$1,437,930
Butte Glenn Community College District, “A”, MBIA, 5%, 2026	1,885,000	1,777,442
Cabrillo, CA, Community College District Capital Appreciation, “A”, MBIA, 0%, 2028	1,000,000	302,170
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,201,685
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	959,370
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,192,536
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	199,120
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	552,930
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,333,329
Desert, CA, Community College District, “C”, FSA, 5%, 2037	3,000,000	2,750,820
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	4,358,800
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,066,549
Glendale, CA, Community College District, Election 2002, “D”, MBIA, 5%, 2031	2,710,000	2,482,767
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	996,237
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,072,632
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)(f)	1,035,000	1,121,961
Los Angeles, CA, Unified School District, Election 2002, “B”, AMBAC, 4.5%, 2031	3,325,000	2,812,751
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	439,272
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,293,750
Oceanside, CA, Union School District, Election of 2000, “C”, MBIA, 5.25%, 2032	1,940,000	1,795,470
Peralta, CA, Community College District, FSA, 5%, 2032	2,500,000	2,241,900
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	921,692
Sacramento, CA, City Unified School District, FSA, 0%, 2025	5,510,000	1,947,179
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,115,000	3,531,040
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,032,806
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	1,999,920
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,260,366
Santa Monica, CA (Community College District, 2002 Election), “C”, MBIA, 0%, 2027	2,000,000	605,240
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2039	1,315,000	156,774
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, MBIA, 0%, 2040	1,400,000	157,010
Shasta, CA, Union High School District, Election 2001, MBIA, 0%, 2027	2,020,000	577,235
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	460,700
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,024,100

		$46,063,483

Healthcare Revenue - Hospitals – 14.3%
ABAG Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$1,514,560

1

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	$3,000,000	$2,270,550
California Health Facilities Financing Authority Rev., (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,494,315
California Health Facilities Financing Authority Rev., (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,731,590
California Health Facilities Financing Authority Rev., Catholic Healthcare West, “G”, 5.25%, 2023	2,000,000	1,694,640
California Health Facilities Financing Authority Rev., Cedars Sinai Medical Center, 5%, 2027	1,000,000	866,630
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,305,780
California Municipal Finance Authority, Certificates of Participation (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,118,160
California Statewide Communities Development Authority Rev., 5%, 2035	2,000,000	1,481,860
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 2037	2,595,000	1,879,922
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	1,859,960
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2010	1,000,000	938,710
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CHFC, 5%, 2018	2,000,000	1,965,100
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	1,647,540
California Statewide Communities Development Authority Rev. (Los Angeles Children's Hospital), 5.125%, 2019	4,000,000	3,019,640
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	4,000,000	3,498,000
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,447,700
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	937,100
California Statewide Communities Development Authority Rev., “B”, 5.625%, 2042	4,000,000	3,367,720
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,465,470
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,093,640
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,390,280
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	1,954,940
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	666,050
Tahoe Forest California Hospital District, “A”, 5.85%, 2009 (c)	795,000	828,271
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	156,056
Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024	500,000	312,315
Valley Health Systems, CA, Partners Refunding Project, 6.875%, 2023	385,000	238,700
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	927,350
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	1,740,940

		$45,813,489

Healthcare Revenue - Long Term Care – 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$871,980
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	519,560
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	733,080
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	425,000	331,428

		$2,456,048

2

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – 0.2%
California Statewide Communities Development Authority Rev. (Inland Regional Center), 5.375%, 2037	$860,000	$506,067

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$1,543,680
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5.125%, 2031 (a)	2,250,000	1,818,338
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	835,638

		$4,197,656

Industrial Revenue - Other – 0.4%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$603,880
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	663,110

		$1,266,990

Miscellaneous Revenue - Other – 1.9%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$2,615,000	$2,225,443
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,090,000	965,718
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	589,440
San Diego County, CA, COP (Burnham Institute), 6.25%, 2009 (c)	2,300,000	2,398,072

		$6,178,673

Multi-Family Housing Revenue – 1.0%
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (a)	$3,000,000	$3,031,290

Parking – 0.3%
San Francisco, CA, Union Square, MBIA, 6%, 2020	$1,000,000	$1,046,060

Single Family Housing - Local – 2.2%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$15,000	$14,648
California Rural Home Mortgage Finance Authority Rev., GNMA, 5.4%, 2036	2,365,000	2,048,634
California Rural Home Mortgage Finance Authority Rev., “A”, GNMA, 5.75%, 2044	1,910,000	1,807,911
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	19,745
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.5%, 2010 (c)	2,000,000	2,546,300
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	610,000	639,207

		$7,076,445

Single Family Housing - State – 3.8%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.5%, 2038	$3,000,000	$2,696,250
California Housing Finance Agency Rev., “A”, 4.95%, 2036	3,400,000	2,130,678
California Housing Finance Agency Rev., “J”, 5.75%, 2047	2,500,000	2,060,700
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	870,000	410,675
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	3,490,000	846,116
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,006,717
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,009,430

		$12,160,566

Solid Waste Revenue – 1.0%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, 5.125%, 2014	$1,000,000	$1,000,290
South Bayside Waste Management Authority, California Solid Waste System Rev., AMBAC, 5.75%, 2020	2,100,000	2,106,552

		$3,106,842

State & Agency - Other – 1.3%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,435,000	$2,701,170

3

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – continued
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	$1,500,000	$1,538,355

		$4,239,525

State & Local Agencies – 13.3%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019	$780,000	$984,695
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	758,990
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,147,825
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,319,300
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,495,937
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., SBHAC, 5%, 2038	3,500,000	2,921,660
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,334,660
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	5,500,000	3,622,520
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,480,720
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	2,000,000	2,220,540
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.625%, 2013 (c)	5,000,000	5,577,050
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,017,430
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	2,899,779
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	2,130,000	2,213,453
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,753,815
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,772,053

		$42,520,427

Tax - Other – 0.9%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$2,000,000	$1,527,680
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,418,336

		$2,946,016

Tax Assessment – 4.6%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$2,654,676
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,072,553
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,350,000	1,014,242
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	857,250
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	718,032
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.75%, 2015	775,000	766,622
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,311,513
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,141,963
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, MBIA, 0%, 2026	4,720,000	1,430,962
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	1,855,676

		$14,823,489

Tobacco – 3.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	$2,645,000	$3,072,723

4

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	$2,740,000	$2,973,284
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	8,000,000	4,451,120
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	250,650
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo- Santa Clara), “A”, 0%, 2036	5,000,000	264,100

		$11,011,877

Toll Roads – 2.8%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5.125%, 2047	$7,000,000	$6,405,840
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	2,500,000	2,700,600

		$9,106,440

Universities - Colleges – 8.3%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,417,785
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	655,937
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,859,580
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	1,637,500
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	1,000,000	886,900
California Educational Facilities Authority Rev. (Santa Clara University), “A”, MBIA, 5%, 2027	1,340,000	1,301,153
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	544,924
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	851,318
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	978,345
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,000,000	2,577,120
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	184,510
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	1,451,280
California State University Rev., “A”, AMBAC, 5%, 2035	5,000,000	4,536,550
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	681,840
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	567,765
Hastings College of the Law, CA, ASSD GTY, 4.75%, 2037	1,290,000	1,074,828
University of California Rev., “A”, AMBAC, 5%, 2033	4,000,000	3,784,360
University of California, “J”, FSA, 4.5%, 2035	2,000,000	1,641,560

		$26,633,255

Universities - Dormitories – 0.8%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,146,520
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,373,720

		$2,520,240

Universities - Secondary Schools – 1.1%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,170,190
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	930,000	670,009
Los Angeles, CA, COP, 5.7%, 2018	1,900,000	1,650,606

		$3,490,805

5

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities – Investor Owned – 1.6%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	$3,500,000	$3,291,120
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	1,879,700

		$5,170,820

Utilities - Municipal Owned – 2.6%
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	$1,420,000	$1,506,719
Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2010 (c)	1,160,000	1,230,841
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	2,891,130
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	919,846
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	739,136
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	959,200

		$8,246,872

Utilities - Other – 0.5%
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	$2,565,000	$1,576,834

Water & Sewer Utility Revenue – 7.9%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,082,333
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,238,878
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	22,441
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	1,980,000	1,924,877
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	23,944
California Department of Water Resources, Water Systems Rev., ETM, 7%, 2012 (c)	405,000	484,866
Chino Basin, CA, Desalter Authority Rev., “A”, ASSD GTY, 5%, 2035	1,000,000	880,960
Culver City, CA, Wastewater Facilities Rev., “A”, FGIC, 5.6%, 2019	1,000,000	1,022,630
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,165,930
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	3,556,680
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,382,869
Los Angeles California Department of Water & Power Waterworks Rev., “A-2”, AMBAC, 5%, 2044	1,745,000	1,533,297
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,609,680
Sacramento County, CA, Sanitation District, Financing Authority Rev., MBIA, 5%, 2035	1,460,000	1,345,492
San Diego County, CA, Water Authority Rev., “A”, FSA, 5%, 2038	3,000,000	2,824,140
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,266,495

		$25,365,512

Total Investments		$311,485,259

Other Assets, Less Liabilities – 2.7%		8,702,937

Net Assets – 100.0%		$320,188,196

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CHFC	California Health Facilities Construction Program

6

MFS California Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS California Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08 - continued

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund's assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund's assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$311,485,259	$—	$311,485,259
Other Financial Instruments	$(1,395,557)	$—	$—	$(1,395,557)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$356,050,092

Gross unrealized appreciation	$4,879,902
Gross unrealized depreciation	(49,444,735)

Net unrealized appreciation (depreciation)	$(44,564,833)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond (Short)	100	$13,804,688	Mar-09	$(1,395,557)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS® Florida Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.7%
Airport & Port Revenue – 6.4%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$893,570
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	998,059
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, FSA, 5%, 2041	1,000,000	804,040
Pensacola, FL, Airport Rev., “B”, MBIA, 5.625%, 2014	440,000	443,846

		$3,139,515

General Obligations - General Purpose – 4.1%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), MBIA, 5.5%, 2020	$1,000,000	$1,001,010
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,001,810

		$2,002,820

General Obligations - Schools – 11.0%
Florida Board of Education, Capital Outlay, 9.125%, 2014	$2,600,000	$2,993,302
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	517,216
Florida Board of Education, Public Education, “J”, 5%, 2032	1,000,000	953,540
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	951,260

		$5,415,318

Healthcare Revenue - Hospitals – 18.0%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$430,000	$333,134
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), MBIA, 6.5%, 2019	1,000,000	1,018,620
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	201,858
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	421,591
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	89,059
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	847,590
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	363,005
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	433,935
Marion County, FL, Hospital District Rev., 5.5%, 2009 (c)(f)	480,000	499,829
Marion County, FL, Hospital District Rev., 5.5%, 2014	20,000	20,034
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	481,295
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	171,728
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	477,960
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	732,070
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	577,750
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	791,111
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	399,410
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	300,000	242,895
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), MBIA, 6.625%, 2013	760,000	760,030

		$8,862,904

Healthcare Revenue - Long Term Care – 0.3%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$154,523

1

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$296,331

Industrial Revenue - Chemicals – 0.9%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$347,490
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	109,150

		$456,640

Industrial Revenue - Environmental Services – 0.5%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	$300,000	$246,924

Industrial Revenue - Other – 1.0%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	$160,000	$141,354
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	341,990

		$483,344

Industrial Revenue - Paper – 1.1%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$566,000

Miscellaneous Revenue - Other – 0.4%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$130,000	$88,959
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	133,228

		$222,187

Multi-Family Housing Revenue – 2.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$359,850
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	905,000	817,586
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	80,000	77,753

		$1,255,189

Sales & Excise Tax Revenue – 4.2%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, MBIA, 0%, 2032	$2,000,000	$405,460
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	916,910
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	746,124

		$2,068,494

Single Family Housing - Local – 0.9%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$24,000	$23,266
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	24,943
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	44,443
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	360,000	351,187

		$443,839

Single Family Housing - State – 2.2%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$875,000	$633,894
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “3”, 5.5%, 2039	500,000	442,105

		$1,075,999

Solid Waste Revenue – 0.3%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$158,916

2

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 4.8%
Florida Municipal Loan Council Rev., “C”, MBIA, 5.25%, 2022	$1,000,000	$1,001,190
Miami-Dade County School Board, FL, COP, “B”, ASSD GTY, 5%, 2033	1,500,000	1,344,045

		$2,345,235

Tax - Other – 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$103,743

Tax Assessment – 3.6%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$185,000	$145,800
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	195,000	97,481
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	145,000	107,123
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	185,000	155,648
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	185,000	120,309
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	40,000	39,592
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	85,000	72,662
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	100,000	77,929
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	58,443
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	20,000	19,677
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	79,998
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	110,000	83,167
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	95,000	75,718
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	70,000	61,523
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	80,000	65,043
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	56,188
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	116,681
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	185,000	105,037
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	130,000	97,340
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	155,000	132,213

		$1,767,572

Tobacco – 2.1%
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	$500,000	$306,095
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,050,000	570,056
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	155,655

		$1,031,806

Universities - Colleges – 3.1%
Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020	$610,000	$603,796
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	944,950

		$1,548,746

3

MFS Florida Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – 4.4%
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	$1,185,000	$1,196,317
Florida Finance Authority, Capital Loan Projects Rev., “F”, MBIA, 5.125%, 2021	1,000,000	982,040

		$2,178,357

Utilities - Investor Owned – 1.0%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$471,840

Utilities - Municipal Owned – 3.6%
Florida Power Agency Rev., “A”, 5%, 2031	$1,000,000	$922,090
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024	250,000	235,855
St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034	720,000	631,066

		$1,789,011

Water & Sewer Utility Revenue – 21.5%
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	$1,000,000	$1,011,270
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	1,000,000	951,980
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,420,125
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	968,510
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	893,370
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, MBIA, 6%, 2019	940,000	1,080,953
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	1,000,000	939,090
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	1,790,348
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	1,750,000	1,572,953

		$10,628,599

Total Investments		$48,713,852

Other Assets, Less Liabilities – 1.3%		619,091

Net Assets – 100.0%		$49,332,943

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $141,354, representing 0.29% of net assets.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Florida Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$48,713,852	$—	$48,713,852
Other Financial Instruments	$(195,170)	$—	$—	$(195,170)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$54,276,918

Gross unrealized appreciation	$569,385
Gross unrealized depreciation	(6,132,451)

Net unrealized appreciation (depreciation)	$(5,563,066)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	14	$1,932,656	Mar-09	$(195,170)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Georgia Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport & Port Revenue – 5.3%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$673,515
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	1,250,000	1,083,137
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	918,490
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	223,787

		$2,898,929

General Obligations - General Purpose – 3.6%
Atlanta & Fulton County, GA, Park Improvement, “A”, MBIA, 5%, 2030	$500,000	$481,925
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	418,925
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,032,230

		$1,933,080

General Obligations - Improvement – 0.1%
Guam Government, “A”, 5.25%, 2037	$100,000	$61,606

General Obligations - Schools – 4.5%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$506,069
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	802,688
Fulton County, GA, School District, 6.375%, 2010	1,080,000	1,115,748

		$2,424,505

Healthcare Revenue - Hospitals – 10.5%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$600,450
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	1,000,000	790,340
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	289,688
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	127,352
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	350,000	226,807
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	305,322
Houston County, GA, Hospital Authority Rev., Anticipation Certificates, 5.25%, 2042	500,000	362,230
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	435,000	369,319
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.), 6.125%, 2009	80,000	79,504
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	110,000	95,636
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	1,873,960
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	422,250
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	177,067

		$5,719,925

Healthcare Revenue - Long Term Care – 0.5%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$93,068
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	150,000	89,583
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	109,198

		$291,849

Industrial Revenue - Environmental Services – 0.7%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$406,500

1

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 1.2%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser- Busch Project), 5.95%, 2032	$750,000	$542,723
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	110,518

		$653,241

Industrial Revenue - Paper – 1.1%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$80,453
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	89,085
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	401,305

		$570,843

Multi-Family Housing Revenue – 2.4%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FNMA, 5%, 2032 (a)	$500,000	$390,420
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	900,666

		$1,291,086

Sales & Excise Tax Revenue – 3.9%
Massachusetts Bay Transit Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$500,000	$506,915
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, FSA, 5%, 2037	1,500,000	1,436,340
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	203,778

		$2,147,033

Single Family Housing - State – 4.2%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$797,400
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	560,000	469,722
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	633,510
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	376,075

		$2,276,707

State & Agency - Other – 2.9%
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	$335,000	$360,165
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	170,506
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,026,980

		$1,557,651

State & Local Agencies – 4.0%
Clayton County, GA, Development Authority Rev., “A”, 6.25%, 2009 (c)	$500,000	$525,400
De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev., 5%, 2029	400,000	400,792
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	755,000	815,513
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, XLCA, 5%, 2029	500,000	463,145

		$2,204,850

Tax - Other – 1.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$988,790

Tax Assessment – 0.3%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$91,174
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	73,433

		$164,607

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$595,000	$545,627

Transportation - Special Tax – 0.3%
Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	$185,000	$164,317

2

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 19.4%
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	$250,000	$193,750
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	182,990
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	428,745
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	421,985
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	432,420
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,007,270
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	980,000	1,073,002
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	261,783
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), XLCA, 5%, 2032	500,000	464,470
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), “A”, 5.75%, 2017	1,000,000	1,064,000
Fulton County, GA, Development Authority Rev. (Molecular Science Building), MBIA, 5%, 2034	1,000,000	945,070
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	1,250,000	1,173,538
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	295,374
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	66,580
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	555,000	578,221
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	1,000,000	969,860
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	160,000	161,741
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	861,240

		$10,582,039

Universities - Dormitories – 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$399,710

Utilities - Municipal Owned – 6.0%
Georgia Municipal Electric Authority Power Rev., “A”, MBIA, 6.5%, 2020	$1,250,000	$1,406,238
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	306,132
Long Island, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	99,990
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	1,000,000	1,040,920
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	392,679

		$3,245,959

Utilities - Other – 0.4%
Main Street Natural Gas, Inc. Gas Rev., “B”, 5%, 2019	$250,000	$193,130

Water & Sewer Utility Revenue – 23.4%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$508,590
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	870,000	738,882
Atlanta, GA, Water & Wastewater Rev., “A”, MBIA, 5%, 2033	500,000	406,485
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	986,030
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035 (f)	1,000,000	951,990
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,076,010
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	503,050
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	539,970
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,184,416

3

MFS Georgia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014	$100,000	$110,788
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,392,757
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	605,000	572,348
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	333,316
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	801,000
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), FSA, 5%, 2038	750,000	714,660
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	1,000,000	944,420

		$12,764,712

Total Investments		$53,486,696

Other Assets, Less Liabilities – 1.8%		996,692

Net Assets – 100.0%		$54,483,388

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Georgia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$53,486,696	$—	$53,486,696
Other Financial Instruments	$(195,170)	$—	$—	$(195,170)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$57,100,347

Gross unrealized appreciation	$1,230,260
Gross unrealized depreciation	(4,843,911)

Net unrealized appreciation (depreciation)	$(3,613,651)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

				Unrealized
			Expiration	Appreciation
Description	Contracts	Value	Date	(Depreciation)
U.S. Treasury Bond 30 yr (Short)	14	$1,932,656	Mar-09	$(195,170)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Maryland Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
Airport and Port Revenue – 0.9%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$925,910

General Obligations - General Purpose – 8.9%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,217,817
Baltimore, MD, Public Improvement, “A”, FSA, 5%, 2027	1,050,000	1,049,916
Baltimore, MD, UT, Public Improvement, “A”, MBIA, 7%, 2009	1,000,000	1,044,580
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	1,823,248
Puerto Rico Commonwealth, “A”, 5.375%, 2033	260,000	192,314
Puerto Rico Commonwealth, “A”, 6%, 2038	415,000	331,282
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)	2,000,000	2,074,380

		$8,733,537

General Obligations - Improvement – 4.0%
Prince George’s County, MD, Unrefunded Balance, Public Improvement, FSA, 5.375%, 2009 (c)	$80,000	$83,445
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,719,128
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,154,216

		$3,956,789

Healthcare Revenue - Hospitals – 21.0%
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	$830,000	$704,678
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	420,378
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	366,335
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	808,950
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	713,890
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	250,953
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	755,000	801,833
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	461,355
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	608,550
Maryland Health & Higher Educational Facilities Authority Rev. (Good Samaritan Hospital), ETM, 5.7%, 2009 (c)	560,000	572,174
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	714,608
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	610,132
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2038	965,000	759,822
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	415,419
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, 5.25%, 2038	2,000,000	1,620,440
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	640,288
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,000,000	1,658,520
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	517,290
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	541,260

1

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	$1,000,000	$756,810
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,009,400
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	808,610
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	365,480
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.625%, 2010 (c)	945,000	1,009,761
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 5%, 2031	1,000,000	863,560
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	367,530
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	316,350
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, 6.075%, 2022 (p)	1,350,000	1,391,364
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	460,200
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	173,884

		$20,709,824

Healthcare Revenue - Long Term Care – 0.7%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$220,140
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	158,448
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	137,694
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	171,735

		$688,017

Human Services – 0.6%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$270,000	$221,810
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	378,437

		$600,247

Industrial Revenue - Chemicals – 1.6%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “B”, 6.5%, 2011	$1,500,000	$1,557,300

Industrial Revenue - Environmental Services – 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$613,079

Industrial Revenue - Other – 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$259,027

Miscellaneous Revenue - Other – 1.6%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,545,632

Multi-Family Housing Revenue – 4.5%
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, 5.875%, 2033	$1,500,000	$1,262,505
Maryland Community Development Administration, “A”, 5%, 2034	910,000	657,693
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	696,800

2

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Maryland Community Development Administration, “A”, 5.05%, 2047	$1,000,000	$714,470
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	349,830
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	732,200

		$4,413,498

Parking – 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,500,000	$1,264,275

Sales & Excise Tax Revenue – 0.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$243,806

Single Family Housing - Local – 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, 7.4%, 2032	$5,000	$5,027
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	25,000	24,659

		$29,686

Single Family Housing - State – 4.8%
Maryland Community Development Administration Housing, 5.1%, 2037	$1,000,000	$751,380
Maryland Community Development Administration Housing, 5.65%, 2048	1,000,000	935,760
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	795,000	762,667
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	258,039
Maryland Community Development Administration, “I”, 6%, 2041	865,000	835,166
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,083,088
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	175,000	139,403

		$4,765,503

State & Agency - Other – 3.1%
Howard County, MD, COP, 8%, 2019	$805,000	$1,074,482
Howard County, MD, COP, 8%, 2019	385,000	513,883
Howard County, MD, COP, 8%, 2019	680,000	907,637
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	602,015

		$3,098,017

State & Local Agencies – 4.0%
Prince George’s County, MD, Lease Development Authority Rev., MBIA, 0%, 2009	$1,500,000	$1,484,070
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	1,040,000	1,196,884
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,288,056

		$3,969,010

Tax - Other – 1.7%
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	$1,000,000	$763,840
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	886,460

		$1,650,300

Tax Assessment – 2.3%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029(f)	$1,555,000	$1,574,624
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	307,044
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	138,503
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	239,490

		$2,259,661

Tobacco – 0.6%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$434,112
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	195,000	155,947

		$590,059

3

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,090,000	$999,552

Transportation - Special Tax – 2.8%
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	$1,690,000	$1,647,412
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	1,365,000	1,122,712

		$2,770,124

Universities - Colleges – 14.7%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,016
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,462,736
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	850,000	792,659
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	580,030
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	895,152
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	894,250
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	487,237
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	500,585
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	1,946,100
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,453,248
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,020,000	1,062,677
Morgan State University, MD, Academic, MBIA, 6.05%, 2015	1,500,000	1,695,465
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	760,000	737,094
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,123,440
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	656,290

		$14,466,979

Universities - Dormitories – 2.1%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$622,440
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	800,400
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	630,680

		$2,053,520

Universities - Secondary Schools – 0.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$500,000	$287,950
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	257,336

		$545,286

Utilities - Municipal Owned – 5.1%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$2,962,579
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	184,982
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	551,038
Puerto Rico Electric Power Authority Rev., “NN”, 5.125%, 2013 (c)	1,150,000	1,309,286

		$5,007,885

Water & Sewer Utility Revenue – 8.6%
Baltimore, MD, Rev., LEVRRS, MBIA, 9.749%, 2020 (p)	$3,000,000	$3,912,360
Baltimore, MD, Wastewater Rev. Project, “A”, MBIA, 5.65%, 2020	2,000,000	2,304,120
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,115,000	1,054,823

4

MFS Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$333,316
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	801,000
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	40,000	40,810

		$8,446,429

Total Investments		$96,162,952

Other Assets, Less Liabilities – 2.4%		2,350,248

Net Assets – 100.0%		$98,513,200

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

Inverse Floaters
LEVRRS	Leveraged Reverse Rate Security
RIBS	Residual Interest Bonds

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Maryland Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$96,162,952	$—	$96,162,952
Other Financial Instruments	$(390,341)	$—	$—	$(390,341)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$106,187,080

Gross unrealized appreciation	$3,358,564
Gross unrealized depreciation	(13,382,692)

Net unrealized appreciation (depreciation)	$(10,024,128)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	28	$3,865,313	Mar-09	$(390,341)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Massachusetts Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.7%
Airport & Port Revenue – 2.6%
Massachusetts Port Authority Rev., “A”, MBIA, 5%, 2033	$3,000,000	$2,666,850
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,549,498
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	485,000	617,075

		$4,833,423

General Obligations - General Purpose – 11.1%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,821,454
Brookline, MA, 5.375%, 2019	1,800,000	1,854,971
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	2,558,475
Greater Lawrence, MA, Sanitation District, MBIA, 5.625%, 2010 (c)	1,640,000	1,760,015
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,167,880
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,063,380
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,593,330
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	79,347
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	549,388
Sutton, MA, MBIA, 5.5%, 2017	1,000,000	1,028,959
Sutton, MA, MBIA, 5.5%, 2019	1,000,000	1,023,229
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,384,190

		$20,884,618

General Obligations - Improvement – 1.8%
Guam Government, “A”, 5.25%, 2037	$395,000	$243,344
Worcester, MA, “A”, FSA, 6%, 2010 (c)(f)	2,955,000	3,158,334

		$3,401,678

General Obligations - Schools – 1.0%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,770,051

Healthcare Revenue - Hospitals – 13.1%
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	$1,000,000	$925,480
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	52,397
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	15,000	17,154
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	1,720,660
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	901,179
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,000,000	1,415,560
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,359,860
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	14,653
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,778,663
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	61,758
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	680,435
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	958,903
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,212,798
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,119,210
Massachusetts Health & Educational Facilities Authority Rev. (Milton Hospital), “C”, 5.5%, 2016	800,000	668,656

1

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2012 (c)	$815,000	$899,418
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	48,965
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	809,707
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional Hospital), “C”, 6.625%, 2018	475,000	388,270
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	100,877
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	1,655,620
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	633,070
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	740,000	695,992
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	765,220
Massachusetts Health & Educational Facilities Authority Rev., “C”, FGIC, 4.5%, 2035	1,045,000	722,022
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,076,022

		$24,682,549

Healthcare Revenue - Long Term Care – 0.5%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$320,880
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	260,200
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	397,850

		$978,930

Healthcare Revenue - Other – 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$1,540,960

Human Services – 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$799,400

Industrial Revenue - Airlines – 1.4%
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016	$1,900,000	$1,634,817
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, MBIA, 5.625%, 2011	1,140,000	1,071,908

		$2,706,725

Industrial Revenue - Environmental Services – 0.9%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), 5.5%, 2027 (a)	$750,000	$622,995
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 6.9%, 2029 (a)	1,000,000	1,009,460

		$1,632,455

Industrial Revenue - Other – 2.2%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,678,065
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,107,560
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	410,990

		$4,196,615

2

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 4.4%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$706,500
Massachusetts Development Finance Agency Rev. (WGBH Educational Foundation), “A”, AMBAC, 5.375%, 2012 (c)	3,000,000	3,342,600
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	1,626,900
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,209,386
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,459,905

		$8,345,291

Multi-Family Housing Revenue – 6.9%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I- A”, LOC, 5%, 2024	$1,185,000	$954,778
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,031,525
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	2,325,000	1,753,376
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,117,155
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	1,900,000	1,453,785
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	535,414
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	996,935
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,017,251
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,475,000	1,268,721
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	714,260
Massachusetts Housing Finance Agency Rev., AMBAC, 5.5%, 2040	1,565,000	1,217,664

		$13,060,864

Parking – 0.7%
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	$500,000	$522,550
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	250,000	261,275
Rail Connections, Inc., Massachusetts Rev. (Route 128 Parking Garage), “A”, 6%, 2009 (c)	450,000	470,295

		$1,254,120

Sales & Excise Tax Revenue – 3.5%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	$1,000,000	$995,890
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	6,000,000	1,219,620
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	1,875,586
Massachusetts School Building Authority, Dedicated Sales Tax, “A”, AMBAC, 4.5%, 2035	1,000,000	822,420
Route 3 North Transit Improvement Associates Rev., MBIA, 5.625%, 2010 (c)	1,500,000	1,595,025

		$6,508,541

Single Family Housing Revenue - Local – 1.5%
Boston Housing Authority Capital Program Rev., FSA, 5%, 2028	$3,000,000	$2,843,010

Single Family Housing - State – 2.8%
Massachusetts Housing Finance Agency, “138”, 5.35%, 2033	$2,000,000	$1,783,320
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	1,500,000	1,121,310
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,166,588
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	1,735,000	1,218,994

		$5,290,212

Solid Waste Revenue – 0.9%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$405,000	$385,483

3

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – continued
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	$1,925,000	$1,331,446

		$1,716,929

State & Agency - Other – 0.7%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,387,029

Student Loan Revenue – 2.2%
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	$90,000	$85,244
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,000,000	2,778,870
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,296,134
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, MBIA, 6.05%, 2017	40,000	37,507

		$4,197,755

Tax - Other – 2.1%
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	$320,000	$330,288
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,950,000	2,253,328
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,420,000	1,258,773

		$3,842,389

Tax Assessment – 0.1%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	$245,000	$245,414

Tobacco – 0.1%
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	$400,000	$241,936

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$2,085,000	$1,911,987

Universities - Colleges – 23.5%
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	$1,600,000	$1,492,064
Massachusetts College Building Authority Project Rev., XLCA, 0%, 2022	8,310,000	3,956,474
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5.25%, 2023	1,000,000	1,006,830
Massachusetts College Building Authority Project Rev., “A”, XLCA, 5%, 2043	2,110,000	1,854,184
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	2,250,000	1,971,135
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,145,860
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	657,680
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	50,000	53,336
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C”, 5.75%, 2013 (c)	1,000,000	1,167,400
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,019,250
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,291,920
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	3,000,000	2,658,780
Massachusetts Development Finance Agency Rev. (Simmons College), XLCA, 5.25%, 2026	2,000,000	1,801,320
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	949,370
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,276,742
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	944,550

4

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Health & Educational Facilities Authority Rev., Tufts University, 5.375%, 2038	$850,000	$846,830
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2036	1,500,000	1,554,165
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	1,724,380
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	1,734,896
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,041,840
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “D”, AMBAC, 6.05%, 2010 (c)	1,745,000	1,894,983
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,016,547
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,297,968
Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), 5%, 2033	1,000,000	986,100
Massachusetts Health & Educational Facilities Authority Rev., Massachusetts Institute of Technology, “A”, 5%, 2038	2,000,000	1,984,740
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	990,170
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2009	1,000,000	987,110
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2010	1,000,000	961,410
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, MBIA, 0%, 2011	500,000	463,995
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	2,245,000	2,083,697
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	1,430,000	1,386,900

		$44,202,626

Universities - Secondary Schools – 4.2%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$1,664,377
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	726,620
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	883,931
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	806,590
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	493,985
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.55%, 2019	1,000,000	821,470
Massachusetts Development Finance Agency Rev. (Xaverian Brothers High School), 5.65%, 2029	1,000,000	717,330
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	1,755,840

		$7,870,143

Utilities - Municipal Owned – 1.7%
Long Island Power Authority, Electrical Systems Rev., “C”, FSA, 5%, 2035	$1,480,000	$1,258,015
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	727,443
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	1,365,000	1,184,547

		$3,170,005

Water & Sewer Utility Revenue – 4.6%
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	$2,000,000	$2,022,040
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	25,000	25,599
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	158,776
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	142,326
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	73,976

5

MFS Massachusetts Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Massachusetts Water Resources Authority, General, Rev., “A”, FGIC, 6%, 2010 (c)	$1,000,000	$1,082,080
Massachusetts Water Resources Authority, General, Rev., “J”, FSA, 5%, 2023	500,000	504,530
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,120,000	2,005,584
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	3,000,000	2,703,870

		$8,718,781

Total Investments		$182,234,436

Other Assets, Less Liabilities – 3.3%		6,173,788

Net Assets – 100.0%		$188,408,224

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Massachusetts Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$182,234,436	$—	$182,234,436
Other Financial Instruments	$(697,778)	$—	$—	$(697,778)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$196,962,316

Gross unrealized appreciation	$4,962,990
Gross unrealized depreciation	(19,690,870)

Net unrealized appreciation (depreciation)	$(14,727,880)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 Yr. (Short)	50	$6,902,344	Mar-09	$(697,778)

At December 31, 2008 the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® Mississippi Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.1%
Airport and Port Revenue – 1.4%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,292,625

General Obligations - General Purpose – 8.5%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$351,174
Commonwealth of Puerto Rico, “A”, 5.25%, 2016 (c)	345,000	409,926
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	2,945,978
Hinds County, MS, MBIA, 6.25%, 2011	1,285,000	1,393,223
Mississippi Development Bank Special Obligations (Jackson, Mississippi), FSA, 5.25%, 2020	620,000	681,523
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	929,350
Puerto Rico Commonwealth, “A”, 5.375%, 2033	220,000	162,727
Puerto Rico Commonwealth, “A”, 6%, 2038	365,000	291,369
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	304,207
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	317,305

		$7,786,782

General Obligations - Improvement – 1.4%
Guam Government, “A”, 5.25%, 2037	$155,000	$95,489
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,041,950
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	250,000	173,490

		$1,310,929

General Obligations - Schools – 5.5%
Biloxi, MS, Public School District, MBIA, 5%, 2021	$1,000,000	$1,004,960
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,071,110
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	932,840
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	432,470
Madison County, MS, School District, “A”, MBIA, 5.875%, 2009 (c)	1,500,000	1,549,440

		$4,990,820

Healthcare Revenue - Hospitals – 13.9%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$400,000	$297,540
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.125%, 2015	2,250,000	2,251,350
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), MBIA, 6.2%, 2018	1,000,000	1,000,560
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	412,020
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,440,000	1,506,758
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	598,552
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	560,000	367,830
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	1,000,000	829,260
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,050,210
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home), “A”, AMBAC, 5%, 2031	500,000	379,495
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	897,230
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), MBIA, 5%, 2035	1,000,000	855,950
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), FSA, 5.625%, 2011 (c)	1,000,000	1,085,180
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	313,305
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	194,048
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	184,495

1

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Broward, FL, Hospital District Rev., 5%, 2036	$485,000	$378,019
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	156,496

		$12,758,298

Industrial Revenue - Environmental Services – 0.3%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (a)	$250,000	$227,193

Industrial Revenue - Other – 0.5%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$353,145
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	145,055

		$498,200

Industrial Revenue - Paper – 1.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$580,898
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	517,568

		$1,098,466

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$781,043

Multi-Family Housing Revenue – 0.1%
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$150,000	$106,188

Sales & Excise Tax Revenue – 1.4%
Massachusetts Bay Transit Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$760,373
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	524,002

		$1,284,375

Single Family Housing - State – 3.4%
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	$150,000	$133,961
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	495,000	443,921
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	480,000	471,149
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	185,000	183,661
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	195,000	190,712
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	530,000	520,131
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	325,000	322,927
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	335,000	325,938
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	690,000	540,456

		$3,132,856

State & Local Agencies – 14.7%
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021	$430,000	$439,426
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,273,787
Mississippi Development Bank Special Obligation (Jackson Public School District), FSA, 5.375%, 2028	1,000,000	1,006,060
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	892,480
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,173,340
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,002,360
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	820,183
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,002,770

2

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	$750,000	$873,008
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	697,095
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,663,998
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	807,702
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,858,168

		$13,510,377

Tax - Other – 0.1%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$135,000	$107,733

Tobacco – 0.4%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$379,848

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$985,000	$903,265

Transportation - Special Tax – 3.0%
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	$500,000	$460,105
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,315,119
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	1,135,000	933,538

		$2,708,762

Universities - Colleges – 16.7%
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	$745,000	$694,742
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (a)	500,000	516,030
Jackson State University, Educational Building Corp. Rev., (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,523,801
Jackson State University, Educational Building Corp. Rev., (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	831,008
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	958,493
Mississippi State University Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,054,250
Mississippi State University Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	252,933
Mississippi Valley State University, Educational Building Corp. Rev., MBIA, 5.5%, 2010 (c)	890,000	960,114
New York Dormitory Authority Rev. Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,040,000	965,276
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	950,000	950,580
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	665,000	644,957
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,416,555
University of New Mexico, Educational Building Corp. Rev., “A”, FSA, 5%, 2036	905,000	867,207
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	709,920
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	958,900

		$15,304,766

Utilities - Municipal Owned – 7.4%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$898,120
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	494,913
Long Island, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	154,985

3

MFS Mississippi Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, XLCA, 5%, 2026	$1,000,000	$866,420
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,089,538
Puerto Rico Electric Power Authority Rev., “II”, 5.25%, 2012 (c)	875,000	982,879
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	810,830
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	494,646
South Carolina Public Service Authority Rev. “A”, 5.5%, 2038	1,000,000	999,990

		$6,792,321

Water & Sewer Utility Revenue – 14.3%
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	$1,000,000	$962,770
Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009 (c)	420,000	432,138
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.25%, 2021	1,270,000	1,328,560
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.05%, 2027	1,610,000	1,606,088
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), FSA, 5.625%, 2012 (c)(f)	500,000	569,885
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,210,000
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FSA, 5%, 2029	2,000,000	1,925,080
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	220,628
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	1,000,000	954,130
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,000,000	946,030
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	333,316
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,602,000

		$13,090,625

Total Investments		$88,065,472

Other Assets, Less Liabilities – 3.9%		3,616,004

Net Assets – 100.0%		$91,681,476

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Mississippi Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3		Total
Investments in Securities		$88,065,472	$	— $	88,065,472
Other Financial Instruments	$(191,018)	$—	$	— $	(191,018)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$92,101,834

Gross unrealized appreciation	$2,593,122
Gross unrealized depreciation	(6,629,484)

Net unrealized appreciation (depreciation)	$(4,036,362)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	14	$1,932,656	Mar-09	$(191,018)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Municipal Income Fund

12/31/08
Quarterly portfolio holdings

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 96.8%
Airport & Port Revenue – 0.8%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$133,610
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	59,579
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	628,230
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,221,428
Indianapolis, IN, Local Public Improvement (Airport Authority Project), “I”, MBIA, 5%, 2034	900,000	645,120
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	2,170,000	2,760,934
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), MBIA, GNMA, 5.875%, 2013	1,485,000	1,501,305
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,080,140

		$9,030,346

General Obligations - General Purpose – 4.7%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$4,097,111
Chicago, IL, AMBAC, 5.5%, 2018	11,800,000	13,352,408
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)	5,740,000	6,244,546
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	590,000	455,368
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,936
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,624,297
Country Club Hills, IL, “N”, MBIA, 5%, 2031	3,170,000	3,008,298
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	875,882
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,095,890
New York, NY, “J”, MBIA, 5%, 2017	2,000,000	2,024,280
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	1,947,440
State of Illinois, MBIA, 5.5%, 2025	500,000	503,935
State of Washington, 6.75%, 2010	3,880,000	4,105,932
State of Washington, 6%, 2012	4,360,000	4,863,754
State of Washington, “A”, 5%, 2033	5,000,000	4,815,450
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,275,480

		$55,296,007

General Obligations - Improvement – 2.7%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,045,230
District of Columbia, MBIA, 6.5%, 2010	3,095,000	3,264,513
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)	2,905,000	3,119,331
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, XLCA, 7%, 2021	10,185,000	12,490,986
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, XLCA, 6.1%, 2013	10,200,000	11,345,868

		$31,265,928

General Obligations - Schools – 10.8%
Chicago, IL, Board of Education, MBIA, 6.25%, 2015	$20,295,000	$23,124,732
Clark County, NV, School District, “A”, MBIA, 7%, 2010	4,000,000	4,280,960
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	1,725,000	437,029
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	1,300,000	276,276
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	1,630,000	305,315
Ferris, TX, Independent School District, PSF, 5.5%, 2034 (f)	3,000,000	3,016,350
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,735,000	1,997,453
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	342,656
Fresno, CA, Unified School District, MBIA, 6.55%, 2020	1,225,000	1,331,734
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	932,690
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	998,700
Joshua, TX, Independent School District, PSF, 4.75%, 2033	11,585,000	10,515,473

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	571,717
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	485,406
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,361,009
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,473,609
Knox County, KY, XLCA, 5.625%, 2014 (c)	1,150,000	1,347,432
Knox County, KY, Independent School District, XLCA, 5.5%, 2014 (c)	640,000	745,510
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,250,000	952,718
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	796,300
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	12,000,000	11,359,440
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,225,383
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,065,550
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	4,101,334
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,633,395
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	750,000	789,480
Prosper, TX, Independent School District, Capital Appreciation, School Building, “N”, PSF, 0%, 2031	2,275,000	582,218
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,833,557
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,535,000	3,891,438
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,359,480
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,359,480
San Mateo County, CA (Community College District, 2005 Election), “A”, MBIA, 0%, 2026	5,100,000	1,708,194
San Rafael, CA, Elementary School District, Election of 1999, MBIA, 5%, 2028	2,500,000	2,374,350
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	1,610,000	363,635
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	14,439,750
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,370,000	7,961,293
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,926,201
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,011,440
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, MBIA, 0%, 2029	2,150,000	660,781
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,759,955
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,865,658
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,052,723

		$126,617,804

Healthcare Revenue - Hospitals – 21.5%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$744,406
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	128,584
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	1,930,704
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	400,834
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5.5%, 2038	4,220,000	3,512,095
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	1,798,340
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,349,670
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev., “A” (Baptist Health Systems, Inc.), 5%, 2030	4,340,000	2,517,330
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.375%, 2038	770,000	585,269
Boone County, MO, Hospital Rev., (Boone Hospital Center), 5.625%, 2038	840,000	664,658
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,056,792
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	2,275,000	1,860,723

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	2,260,339
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,256,276
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	3,260,000	2,850,870
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	2,550,000	1,961,333
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	106,885
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	46,855
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	316,919
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,993,933
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	3,050,000	2,510,974
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “C”, FSA, 5.25%, 2040	1,175,000	954,077
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	900,000	680,742
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	552,685
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	2,630,000	2,180,060
Douglas County, NE, Hospital Authority Rev. (Children’s Hospital Foundation), 6%, 2028	3,000,000	2,650,920
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	1,965,000	1,515,899
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	4,413,200
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	55,000	54,115
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	1,510,025
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,240,180
Harris County, TX, Health Facilities Development Corp. Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)	2,000,000	2,231,320
Harris County, TX, Health Facilities Development Corp., “A” (Texas Children’s Hospital), ETM, 5.375%, 2015 (c)	4,300,000	4,449,683
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,083,436
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 10.005%, 2027 (p)	5,000,000	5,462,300
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Proj.), 5.25%, 2042	2,220,000	1,608,301
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,827,097
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	3,630,000	2,790,127
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,250,000	2,430,805
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	2,547,869
Illinois Finance Authority Rev. (Silver Cross Hospital), “A”, 5.5%, 2030	2,500,000	1,938,175
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,952,208
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2010 (c)	7,500,000	8,036,250
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	2,644,620
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,626,300
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,957,456

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,765,000	1,498,503
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	6,215,000	3,939,005
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	205,248
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	421,591
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,238,816
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	89,059
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	1,926,751
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	349,348
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	179,585
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,030,754
Indiana Health & Educational Facilities Financing Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	3,655,000	3,382,629
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,227,420
Jackson, TN, Town Hospital Rev. (Jackson-Madison County General Hospital), 5.75%, 2041	2,005,000	1,712,110
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	630,000	457,386
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	1,907,905
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,558,448
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	212,259
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,383,107
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	46,704
Knox County, TN, Health Educational & Housing Facilities, Board Rev. (University Health Systems, Inc.), 5.25%, 2036	2,670,000	1,604,617
Knox County, TN, Health Educational Hospital Facility (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	988,870
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	366,908
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	212,015
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,471,149
Lauderdale County & Florence, AL (Coffee Health Group), “A”, MBIA, 5.25%, 2019	1,100,000	1,002,914
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	1,718,537
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,290,000	2,004,895
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,405,000	4,207,060
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	183,596
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	186,273
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,150,750

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,005,990
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	481,295
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	973,930
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,530,902
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 5%, 2034	1,530,000	1,259,894
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,136,511
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.25%, 2046	2,250,000	1,633,613
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), BHAC, 5.25%, 2046	2,635,000	2,185,100
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,344,954
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,172,360
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	395,000	249,917
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	396,392
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,045,484
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,550,000	2,942,347
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,916,663
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	715,369
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	240,903
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	515,183
Michigan Hospital Finance Authority Rev. (Crittenton) “A”, 5.625%, 2027	1,000,000	882,190
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	714,840
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	1,728,295
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	880,793
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	368,006
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,375,370
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	180,000	181,580
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	503,348
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	265,000	272,765
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,015,920
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	477,960
New Jersey Health Care Facilities Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	1,984,920
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	398,465
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	247,380

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	767,534
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	1,828,803
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,766,350
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	469,996
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	500,928
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	745,000	660,361
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	200,644
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,676,667
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,533,414
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,475,000	1,542,732
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	2,710,000	1,641,908
Philadelphia, PA, Hospitals & Higher Educational Facilities Rev. (Temple University), “A”, 6.625%, 2023	2,665,000	2,012,928
Reno, NV, Hospital Rev. (Washoe Medical Center) “N”, FSA, 5.5%, 2039	2,000,000	1,618,200
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,934,988
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,733,250
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	727,031
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2022	335,000	330,277
Ross County, OH, Hospital Rev. (Adena Health System), 5.75%, 2035	2,520,000	2,075,044
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	683,059
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	215,586
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	880,347
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	3,357,259
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,426,069
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	336,984
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	561,640
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	846,551
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	4,225,000	2,452,739
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	484,180
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	1,625,000	1,342,575
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	391,135
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	386,484
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	4,385,000	2,523,480

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,621,305
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	744,050
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	554,467
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	1,230,340
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,000,000	2,428,950
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	595,553
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	327,956
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,032,704
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	836,172
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	382,445
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	1,581,135
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	854,453
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,006,275
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	2,529,737
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	363,025
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	151,609
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	883,588
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	670,640
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	1,990,000	1,332,703
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,149,720
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,496,700
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	847,113
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	619,860
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,154,928
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	3,165,000	1,658,745
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,384,000
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,143,040
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	693,410
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	325,000	279,045

		$252,297,301

Healthcare Revenue - Long Term Care – 0.4%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 4%, 2036	$1,635,000	$982,275
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	305,000	339,367
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	195,000	188,391

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	270,000	320,927
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	105,000	124,805
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	775,000	517,979
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	455,000	532,254
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	749,305
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	860,000	670,654
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	265,234

		$4,691,191

Human Services – 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$235,000	$230,641
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	125,000	113,806
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	950,330

		$1,294,777

Industrial Revenue - Airlines – 0.3%
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	$740,000	$276,220
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	740,000	269,671
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	351,468
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	301,959
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	300,000	255,372
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	1,970,000	1,224,335
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,000,000	1,205,600

		$3,884,625

Industrial Revenue - Chemicals – 0.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (a)	$4,500,000	$4,163,805
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	528,221
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	900,000	539,172
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	545,750

		$5,776,948

Industrial Revenue - Environmental Services – 0.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	$1,750,000	$1,169,893
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,101,800
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	500,000	456,305
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	1,547,283
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	1,950,000	1,605,006
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	150,000	151,355
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	183,129
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	414,155

		$7,628,926

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Metals – 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other – 2.0%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$1,000,000	$801,080
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	203,306
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	292,660
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	453,515
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	3,314,036
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,566,127
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,304,680
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	400,000	353,384
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	550,000	443,861
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	664,459
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	2,000,000	1,184,680
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	4,620,000	3,159,988

		$23,741,776

Industrial Revenue - Paper – 0.8%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$260,000	$106,218
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,716,800
Georgetown County, SC, Environmental Improvement Rev. (International Paper Co.), 5.7%, 2014	1,400,000	1,186,640
Jay, ME, Solid Waste Disposal Rev., (International Paper Co.) “A”, 5.125%, 2018	1,500,000	971,280
Mobile, AL, Industrial Development Board Improvement Rev. (International Paper Co.) “B”, 6.45%, 2019	2,000,000	1,444,760
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.4%, 2026	1,500,000	374,925
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	500,000	124,940
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,220,465
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	879,675
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	550,000	55,000

		$9,080,703

Miscellaneous Revenue - Entertainment & Tourism – 0.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$265,000	$39,750
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	185,000	109,835

		$149,585

Miscellaneous Revenue - Other – 0.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$328,032
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	438,152
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2019	1,375,000	1,123,210

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2020	1,120,000	890,624
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, XLCA, 5.25%, 2024	760,000	550,818
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	277,909
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	3,746,116
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	55,000	36,589

		$7,391,450

Multi-Family Housing Revenue – 0.8%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$392,237
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	926,871
Charter Mac Equity Issuer Trust, FRN, FHLMC, 6.625%, 2009 (a)(n)	2,000,000	2,000,720
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	206,790
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	1,375,000	1,038,538
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	889,104
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,648,680
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	223,303
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	2,085,000	1,676,757

		$9,003,000

Sales & Excise Tax Revenue – 2.6%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,057,356
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	10,000,000	9,523,400
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	6,049,450
Massachusetts Bay Transportation Authority Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,102,562
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	2,833,655
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,295,991
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA, 5.25%, 2042	3,340,000	3,202,960

		$30,065,374

Single Family Housing - Local – 3.0%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,965,038
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	116,000	112,453
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,765,000	1,729,100
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030	290,000	280,424
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	25,000	24,414
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,375,000	2,050,053
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	415,000	397,968
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	20,000	20,096
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	75,000	72,798
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,475,000	1,130,160
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,435,000	3,006,072
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	230,000	61,580
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	70,000	68,996
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	150,000	148,956
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	480,000	474,547
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	565,000	563,768
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	75,000	75,845
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030	980,000	949,992
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	60,000	61,051

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – continued
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	560,000	553,067
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	176,934
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	3,330,000	2,851,979
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,365,000	2,206,214
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,430,000	1,297,067
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	250,000	245,518
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	500,000	488,415
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	815,000	710,052
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	325,000	288,447
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	2,525,000	2,173,217
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	4,060,000	3,570,892
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	750,000	612,300
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	820,000	715,737
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,305,000	1,079,666
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	315,000	264,537
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	880,000	860,490
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	2,035,000	1,704,394
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	550,000	459,465
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	780,000	767,497

		$35,219,199

Single Family Housing - State – 2.3%
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	$3,580,000	$1,689,903
California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028	2,315,000	561,249
Colorado Housing & Finance Authority Rev., 6.05%, 2016	135,000	133,888
Colorado Housing & Finance Authority Rev., 7.45%, 2016	115,000	106,874
Colorado Housing & Finance Authority Rev., 6.875%, 2028	25,000	24,669
Colorado Housing & Finance Authority Rev., 6.8%, 2030	180,000	179,712
Colorado Housing & Finance Authority Rev. (Single Family Project), “B-2”, 7.25%, 2031	175,000	174,277
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	80,000	77,266
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	29,000	28,835
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	80,000	80,876
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	540,000	522,175
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	505,000	491,905
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	145,000	146,536
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	60,000	58,891
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	80,000	82,294
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,685,000	1,642,201

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	440,000	439,670
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	110,000	109,799
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,735,000	1,674,865
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	80,000	79,984
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	125,000	123,015
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	300,000	299,715
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	285,000	284,376
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	615,000	609,084
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	425,000	419,819
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	300,000	294,900
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	215,000	211,872
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	355,000	338,670
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	205,000	198,610
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	435,000	421,197
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	975,000	973,206
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	530,000	524,520
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,830,000	1,742,142
New Mexico Mortgage Finance Authority Rev., “N”, GNMA, 5.95%, 2037	1,525,000	1,481,004
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	1,210,000	1,208,875
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	25,000	24,848
Oklahoma Housing Finance Agency Rev., 6.65%, 2029	165,000	161,985
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	2,080,000	2,028,832
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	402,906
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021	2,980,000	2,976,364
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,650,000	1,577,928
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	2,115,000	2,016,885
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	320,000	301,312

		$26,927,934

Solid Waste Revenue – 0.4%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,390,515
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	760,000	678,254
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,100,000	1,998,801
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,000,000	691,660

		$4,759,230

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$472,158
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	875,088
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,077,010

		$2,424,256

State & Local Agencies – 7.8%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,676,364
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,772,893
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	2,944,164

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Allen County, IN, Jail Building Corp., First Mortgage, 5.75%, 2011 (c)	2,750,000	3,023,598
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	6,700,000	7,330,604
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.833%, 2018 (p)	1,850,000	2,198,244
Delaware Valley, PA, Regional Financial Authority, AMBAC, 5.5%, 2018	900,000	984,708
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,080,150
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	2,657,621
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	753,852
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	2,475,000	1,630,134
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,551,350
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,321,700
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	5,195,000	4,645,889
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, MBIA, 5.5%, 2035	7,000,000	6,254,500
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	26,195,000	30,016,851
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,096,000
Tennessee State School Bond Authority, 5.125%, 2033	1,500,000	1,492,665
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,253,960

		$91,685,247

Student Loan Revenue – 1.0%
Access to Loans for Learning, CA Student Loan Rev., 7.95%, 2030	$650,000	$558,708
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,189,415
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,505,040
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,325,000	4,006,204
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, MBIA, 6.1%, 2018	415,000	386,353

		$11,645,720

Tax - Other – 0.5%
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	$2,810,000	$2,952,776
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	1,605,000	1,176,818
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	1,527,680

		$5,657,274

Tax Assessment – 1.3%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$986,379
Capital Region Community Development District Rev., FL, “A”, 7%, 2039	925,000	673,030
Fishhawk Community Development District, FL, 5.125%, 2009	140,000	128,664
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	2,010,036
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 6.25%, 2009	35,000	34,643
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	925,000	564,777
Homestead 50 Community Development District, FL, “A”, 6%, 2037	1,820,000	1,059,968
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	815,000	680,582
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	941,856
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	105,000	89,759
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	145,000	112,997
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	26,872
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,270,000	747,611
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	407,587

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,026,068
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,001,460
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,018,560
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	240,000	210,936
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	760,000	617,910
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	20,000	19,714
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	416,836
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	82,207
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	65,413

		$14,923,865

Tobacco – 1.9%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$2,615,000	$2,317,335
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	3,100,000	1,897,789
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,500,000	814,365
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	3,625,000	2,172,934
District of Columbia, Tobacco Settlement Rev., 6.25%, 2024	1,155,000	937,225
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,610,000	2,832,215
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	1,580,000	79,205
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	1,731,541
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,650,000	1,229,679
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,940,000	1,635,728
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,480,000	2,679,169
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	4,405,000	232,672
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	3,600,000	113,616
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,162,080
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,830,000	903,727
Washington Tobacco Settlement Authority, 6.5%, 2026	210,000	172,416

		$21,911,696

Toll Roads – 1.2%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5.125%, 2047	$1,975,000	$1,807,362
E-470 Public Highway Authority Rev., Capital Appreciation “B”, MBIA, 0%, 2010 (c)	5,000,000	3,150,350
Illinois State Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	7,791,010
Northwest Parkway Public Highway Authority Rev., CO, “C”, ETM, FSA, 0%, 2016	1,000,000	974,030

		$13,722,752

Transportation - Special Tax – 3.2%
Indiana Finance Authority Highway Rev., “A”, FGIC, 4.5%, 2024	$5,000,000	$4,521,050
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	2,000,000	2,465,780
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	4,532,850
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,394,288
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	5,600,000	6,031,256
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,096,200
Pennsylvania Turnpike Commission Oil, “A”, AMBAC, 5.25%, 2018	180,000	181,195
Pennsylvania Turnpike Commission Oil, “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,178,612

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	2,225,000	671,194

		$38,072,425

Universities - Colleges – 7.3%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	$1,195,000	$764,322
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 6%, 2038	1,725,000	1,034,586
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,131,230
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	1,452,405
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	229,216
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	1,825,850
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,925,000	3,371,732
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	800,000	580,512
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	6,614,729
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	145,875
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	155,067
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	2,400,000	2,111,400
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	11,570,000	5,072,404
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,200,000	2,051,082
Harrisburg, PA, Harrisburg University of Science, “A”, 5.4%, 2016	1,665,000	1,355,110
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	1,650,000	1,833,992
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	1,852,820
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,955,000	1,268,287
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	5,000,000	4,887,450
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,312,497
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	1,745,000	1,108,441
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	359,532
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	412,948
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,094,477
Massachusetts Development Finance Agency Rev. (Boston University), XLCA, 6%, 2059	6,225,000	6,079,771
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	450,000	480,020
Massachusetts Development Finance Agency Rev. (Olin College), “B”, XLCA, 5.25%, 2033	2,000,000	1,772,520
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,131,336
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	826,831
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	2,364,655
New York Dormitory Authority Rev. Non State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	7,904,160
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	1,370,000	1,379,549
Pennsylvania State Higher Educational Facilities Authority Rev. (Lasalle University), 5.25%, 2027	790,000	534,309
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, XLCA, 5.5%, 2035	9,140,000	8,902,817

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (Saint Edwards University), 5.125%, 2036	930,000	571,094
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	500,000	528,880
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,187,990
University of California, “A”, MBIA, 4.5%, 2037	8,545,000	6,853,774
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	378,520
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	428,594
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,410,660

		$85,761,444

Universities - Dormitories – 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$587,592
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,136,753
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	799,420
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	683,007

		$3,206,772

Universities - Secondary Schools – 0.8%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$585,095
Colorado Educational & Cultural Facilities Authority Rev. (Charter School), 5.625%, 2040	1,815,000	1,237,503
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	3,744,714
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,350,000	2,514,242
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	100,000	57,590
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	338,408
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	485,000	344,602

		$8,822,154

Utilities - Investor Owned – 1.7%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$680,320
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	1,265,000	1,025,763
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	931,700
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016	1,600,000	1,504,512
Farmington, NM, Pollution Control Rev. ( Public Service New Mexico), 6.375%, 2022	1,000,000	825,990
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	505,212
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	390,540
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	3,811,670
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	413,183
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	683,494
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	3,713,680
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	895,880

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	2,185,000	1,887,316
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	1,500,000	1,216,440
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co.) “A”, 5.5%, 2022 (a)	500,000	410,200
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	1,665,000	1,281,933

		$20,177,833

Utilities - Municipal Owned – 9.1%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,676,955
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,867,550
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	171,435
Georgia Municipal Electric Authority Power Rev., MBIA, 6.375%, 2016	2,000,000	2,341,460
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	8,921,760
Georgia Municipal Electric Authority Power Rev., MBIA, 6.5%, 2020	7,350,000	8,268,971
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	431,598
Hawaii Department of Budget & Finance Rev. (Hawaiian Electric Co. & Subsidiary), “B”, XLCA, 5%, 2022	4,000,000	3,368,840
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	27,825,000	27,845,591
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	4,000,000	4,471,000
North Carolina Eastern Municipal Power Agency, “A”, MBIA, 6.5%, 2018	9,250,000	10,069,828
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	2,250,000	2,325,443
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,580,900
Northern California Transmission Agency, MBIA, 7%, 2013	4,000,000	4,452,520
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,139,584
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,152,690
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,325,829

		$106,411,954

Utilities - Other – 1.5%
Main Street Natural Gas Inc., GA, Gas Revenue, “A”, 5%, 2022	$1,000,000	$755,030
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	845,000	609,760
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,226,126
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,485,000	1,180,946
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	3,643,904
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	5,425,000	3,421,168
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,221,527
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	1,714,171
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	4,390,000	2,974,576
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	895,725

		$17,642,933

Water & Sewer Utility Revenue – 4.1%
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	$1,170,000	$1,254,088
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,130,823
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	883,792
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	5,975,883
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	6,177,777
Massachusetts Water Resources Authority, “A”, FSA, 4.375%, 2032	6,060,000	5,110,216
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	4,215,000	4,246,570
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,240,794
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	577,661
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	1,903,960
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2035	4,480,000	4,217,114

MFS Municipal Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	2,906,674
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,033,290
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, SBHAC, 5%, 2032	3,405,000	3,321,748
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,175,000	1,158,679
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 4.75%, 2035	500,000	437,300

		$47,576,369

Total Investments		$1,133,765,098

Other Assets, Less Liabilities – 3.2%		37,920,917

Net Assets – 100.0%		$1,171,686,015

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,463,939 representing 0.2% of net assets.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,648,680
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
SBHAC	Secondary Berkshire Hathaway Assurance Corp.
XLCA	XL Capital Insurance Co.

Inverse Floaters
RIBS	Residual Interest Bonds
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$1,133,765,098	$—	$1,133,765,098
Other Financial Instruments	$(4,330,328)	$—	$—	$(4,330,328)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,207,667,322

Gross unrealized appreciation	$42,449,739
Gross unrealized depreciation	(134,656,662)

Net unrealized appreciation (depreciation)	$(92,206,923)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30yr (Short)	317	$43,760,859	Mar-09	$(4,330,328)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS® New York Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.5%
Airport & Port Revenue – 4.3%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$752,414
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	1,866,840
Port Authority NY & NJ (153rd Series), 5%, 2038	5,000,000	4,636,950
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 6.25%, 2015	1,000,000	994,950

		$8,251,154

General Obligations - General Purpose – 4.7%
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017	2,700,000	$2,499,417
New York, NY, “A”, 6%, 2010 (c)	990,000	1,065,943
New York, NY, “A-1”, 5.25%, 2028	1,000,000	929,150
New York, NY, “C-1”, 5.25%, 2025	1,000,000	963,460
New York, NY, “D-1”, 5.125%, 2028	1,000,000	912,220
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,033,110
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	4,940
New York, NY, “B”, 5.375%, 2010 (c)	210,000	226,061
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,276
Puerto Rico Commonwealth, “A”, 5.375%, 2033	495,000	366,137
Puerto Rico Commonwealth, “A”, 6%, 2038	845,000	674,538
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	308,747

		$8,993,999

General Obligations - Improvement – 0.2%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$140,486
Guam Government, “A”, 5.25%, 2037	290,000	178,657

		$319,143

General Obligations - Schools – 3.8%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,705,466
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,477,959
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	595,615
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	616,835
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	636,180
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	652,900
Washingtonville, NY, Central School Central District, FGIC, 7.35%, 2009	550,000	563,855

		$7,248,810

Healthcare Revenue - Hospitals – 7.1%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$731,040
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	125,000	105,254
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	460,000	330,197
Fulton County, NY, Industrial Development Agency, Civic Facilities Rev. (Nathan Littauer Hospital), “A”, 5.75%, 2009	165,000	162,344
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	280,835
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,565,000	1,328,701
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	456,435
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	735,270
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	416,145
New York Dormitory Authority Rev. (St. Vincent’s Hospital & Medical Center), BHAC, 5%, 2027	3,000,000	2,636,910
New York Dormitory Authority Rev. (White Plains Hospital), FHA, 5.375%, 2043	1,500,000	1,291,965
New York Dormitory Authority Rev., Non State Supported Debt, 6.25%, 2037	750,000	483,960

1

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New York Dormitory Authority Rev., Non State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	$1,000,000	$814,200
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	195,488
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	390,975
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	761,740
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	957,390
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	485,000	326,255
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	324,355
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	744,050
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	219,414

		$13,692,923

Healthcare Revenue - Long Term Care – 0.7%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$233,976
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	300,000	204,585
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	251,609
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	298,735
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal On Hudson), “A”, 6.5%, 2013 (c)	300,000	351,600

		$1,340,505

Human Services – 0.6%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$167,126
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	620,413
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	357,510

		$1,145,049

Industrial Revenue - Airlines – 0.2%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$81,666
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 5.4%, 2020	100,000	42,371
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	350,000	217,522
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	150,700

		$492,259

Industrial Revenue - Other – 2.8%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$5,180,000	$3,937,318
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	312,470
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol- Meyers Squibb Co.), 5.75%, 2024	1,000,000	896,140
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	297,018

		$5,442,946

Industrial Revenue - Paper – 0.4%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$329,122

2

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	$700,000	$485,296

		$814,418

Miscellaneous Revenue - Entertainment & Tourism – 0.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	$500,000	$75,000

Miscellaneous Revenue - Other – 0.5%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$982,240

Multi-Family Housing Revenue – 1.3%
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	$820,000	$593,664
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	1,596,560
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	390,370

		$2,580,594

Sales & Excise Tax Revenue – 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$325,533
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	727,780
Schenectady, NY, Metroplex Development Authority Rev., “A”, MBIA, 5.375%, 2021	475,000	486,400

		$1,539,713

Single Family Housing - State – 2.4%
New York Mortgage Agency Rev., 5.1%, 2024	$2,000,000	$1,652,260
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	359,660
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,302,915
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,311,117

		$4,625,952

Solid Waste Revenue – 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	$850,000	$703,469

State & Agency - Other – 2.3%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$904,960
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,601,400
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)(f)	1,010,000	1,093,790
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	748,012

		$4,348,162

State & Local Agencies – 13.1%
New York Dorm Authority Rev. Non State Supported Debt, 5%, 2032	$2,000,000	$1,795,260
New York Dorm Authority Rev. State Supported Debt, FSA, 5.25%, 2010 (c)	10,000	10,671
New York Dorm Authority Rev. State Supported Debt, FSA, 5.25%, 2030	25,000	24,967
New York Dorm Authority Rev. State Supported Debt, 5%, 2035	2,000,000	1,696,920
New York Dorm Authority Rev. State Supported Debt, “A”, 5%, 2022	1,500,000	1,481,175
New York Dorm Authority Rev. State Supported Debt, “A”, 5%, 2033	2,000,000	1,772,720
New York Dorm Authority Rev. State Supported Debt, “B”, 5%, 2022	4,000,000	3,854,760
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,665,135
New York Dormitory Authority (School Program), 6.25%, 2020	1,690,000	1,760,507
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,235,858
New York Dormitory Authority Rev., Mental Health Services, “A”, MBIA, 5.75%, 2010 (c)	5,000	5,257
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	37,350
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	35,000	37,350

3

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New York Dormitory Authority Rev., Mental Health Services, “D”, MBIA, 5.25%, 2011 (c)	$105,000	$114,920
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, MBIA, 5.25%, 2031	725,000	660,171
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	992,160
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,075,600
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	1,957,760
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,014,660

		$25,193,201

Tax - Other – 2.6%
Hudson Yards Infrastructure Corp. Rev., “A”, FSA, 5%, 2047	$2,500,000	$1,799,900
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,156,880
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	991,880

		$4,948,660

Tobacco – 0.6%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$400,000	$434,112
New York County Tobacco Trust II, 5.625%, 2035	800,000	513,576
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	278,920

		$1,226,608

Toll Roads – 4.3%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	$5,000,000	$5,311,200
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	1,867,880
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	780,000	825,279
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, MBIA, 5%, 2032	310,000	293,390

		$8,297,749

Transportation - Special Tax – 12.0%
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	$2,000,000	$2,116,120
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,386,475
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,353,870
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	1,684,600
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	3,500,000	2,928,625
Metropolitan Transportation Authority Rev., NY, “B”, FSA, 4.5%, 2032	1,900,000	1,509,588
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,087,020
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	825,000	885,390
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	21,366
New York Thruway Authority, General Rev., Highway & Bridges, “B”, 5%, 2021	4,000,000	4,036,560
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	2,000,000	2,125,500
Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	1,700,000	1,991,057

		$23,126,171

Universities - Colleges – 12.3%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$605,800
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,131,230
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	548,555
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	1,650,000	1,538,691
New York Dormitory Authority (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,687,075
New York Dormitory Authority (Pace University), MBIA, 6%, 2010 (c)	1,700,000	1,839,706
New York Dormitory Authority Rev. (Cornell University), “A”, 5%, 2035	1,500,000	1,463,430
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	935,130
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	2,803,020

4

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
New York Dormitory Authority Rev. (St. John’s University), “A”, MBIA, 5%, 2017	$300,000	$313,083
New York Dormitory Authority Rev. Non State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	1,976,040
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	3,300,000	3,062,895
Onondaga County, NY, Industrial Development Agency Rev. (Le Moyne College), 5.625%, 2021	750,000	620,858
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	1,852,320
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	318,465
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	1,940,845

		$23,637,143

Utilities - Investor Owned – 0.8%
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	$1,500,000	$1,489,545

Utilities - Municipal Owned – 4.9%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$886,060
Long Island Power Authority, Electrical Systems Rev., “C”, 5.5%, 2013 (c)	400,000	461,124
Long Island Power Authority, Electrical Systems Rev., “C”, 5%, 2035	2,000,000	1,709,980
Long Island Power Authority, Electrical Systems Rev., “C”, FSA, 5%, 2035	1,520,000	1,292,015
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	1,999,800
New York Power Authority Rev., 5.25%, 2040	3,000,000	2,909,550
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	184,784

		$9,443,313

Water & Sewer Utility Revenue – 14.4%
Great Neck North, NY, Water Authority Rev., 5%, 2038	$1,000,000	$934,800
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	1,005,000	1,016,176
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2025	1,500,000	1,513,620
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2029	2,000,000	1,982,240
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,301,857
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,024,504
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	185,488
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	70,000	70,077
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	25,000	25,030
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	1,008,655
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,190,106
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	924,489
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,122,106
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	965,290
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	2,270,000	1,939,715
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,829,560
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	1,868,700
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	970,000	843,260
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	1,903,960
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,475,115
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	663,512
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	1,000,000	1,133,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	1,200,000	933,672

5

MFS New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012	$660,000	$715,176
Suffolk County, NY, Water Authority Rev., ETM, MBIA, 5.1%, 2012 (c)	235,000	260,810

		$27,831,218

Total Investments		$187,789,944

Other Assets, Less Liabilities – 2.5%		4,872,509

Net Assets – 100.0%		$192,662,453

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS New York Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$187,789,944	$—	$187,789,944
Other Financial Instruments	$(970,661)	$—	$—	$(970,661)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$203,434,649

Gross unrealized appreciation	$4,559,958
Gross unrealized depreciation	(20,204,663)

Net unrealized appreciation (depreciation)	$(15,644,705)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	70	$9,663,281	Mar-09	$(970,661)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® North Carolina Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.3%
Airport & Port Revenue – 4.8%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,360,639
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2029	2,000,000	1,774,580
Charlotte, NC, Airport Rev., “A”, MBIA, 5%, 2034	4,485,000	3,865,756
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2019	1,000,000	975,200
Charlotte, NC, Airport Rev., “B”, MBIA, 5.875%, 2020	3,775,000	3,596,556
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,757,429

		$14,330,160

General Obligations - General Purpose – 0.3%
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	$905,000	$821,812

General Obligations - Improvement – 1.5%
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	$4,200,000	$4,594,170

General Obligations - Schools – 5.1%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$2,902,228
Cumberland County, NC, 5.8%, 2010 (c)	4,400,000	4,718,824
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,141,560
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,475,123
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,330,664
San Diego, CA, Community College District, FSA, 5%, 2030	2,830,000	2,670,162

		$15,238,561

Healthcare Revenue - Hospitals – 15.5%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,213,560
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,158,000
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	806,460
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	1,000,000	824,660
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	780,010
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev., Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,272,020
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), ETM, MBIA, 0%, 2009 (c)	1,800,000	1,773,828
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,195,449
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), MBIA, 5%, 2019	6,225,000	5,982,723
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), FSA, 5.25%, 2036	1,500,000	1,318,425
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,305,000	960,441
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	1,587,520
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,515,563
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	3,395,000	2,940,240
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	900,000	682,488
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,131,258
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	2,608,056
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	1,000,000	805,830

1

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	$1,140,000	$817,289
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), MBIA, 5.1%, 2018	525,000	527,851
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	1,055,000	1,030,682
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	712,690
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), MBIA, 5%, 2026	1,155,000	1,049,560
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,750,195

		$46,444,798

Healthcare Revenue - Long Term Care – 0.8%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,133,820
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	942,528
North Carolina Medical Care Commission, Retirement Facilities Rev., (Brookwood), 5.25%, 2032	750,000	425,535

		$2,501,883

Human Services – 0.7%
Cumberland County, NC, Finance Corp., Installment Payment Rev. (Detention Center & Mental Health), AMBAC, 5.625%, 2019	$2,125,000	$2,168,308

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$594,036

Industrial Revenue - Paper – 0.5%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$1,487,940

Multi-Family Housing Revenue – 2.4%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,347,020
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,361,120
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,076,865
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	853,040
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	1,868,147
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, (ARC Projects), 5.8%, 2034	1,000,000	648,110

		$7,154,302

Single Family Housing - State – 4.9%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$395,000	$286,754
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,330,000	1,761,760
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,035,000	1,400,324
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,489,313
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,775,000	1,703,645
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	2,000,000	1,490,400
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,975,000	1,804,459
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	470,000	440,747
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,140,000	1,004,591
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	210,000	179,701
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	695,000	664,893
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,315,000	1,143,208
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	2,000,000	1,378,420

		$14,748,215

2

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Agency - Other – 6.2%
Brunswick County, NC, COP, FSA, 5.5%, 2010 (c)	$1,000,000	$1,070,480
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,587,670
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,045,047
Charlotte, NC, COP (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,209,250
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	2,873,460
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	1,900,132
Harnett County, NC, COP, FSA, 5.5%, 2010 (c)	1,225,000	1,326,528
Harnett County, NC, COP, FSA, 5.25%, 2015	1,020,000	1,106,302
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	352,555

		$18,471,424

State & Local Agencies – 2.1%
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	$1,000,000	$1,070,480
Mooresville, NC, COP, 5%, 2032	2,000,000	1,835,700
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	844,872
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,476,081

		$6,227,133

Tax - Other – 0.8%
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$988,790
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,650,000	1,260,336

		$2,249,126

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$3,260,000	$2,989,485

Transportation - Special Tax – 5.4%
Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (f)	$10,850,000	$10,998,645
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	4,495,000	3,662,077
Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	1,715,000	1,523,263

		$16,183,985

Universities - Colleges – 21.5%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,461,448
Appalachian State University, NC, Rev., “C”, MBIA, 5%, 2030	1,000,000	927,190
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	2,445,000	2,280,060
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,502,380
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	3,120,000	3,121,903
New York Dormitory Authority Rev., Non State Supported Debt (New York University), “A”, 5.25%, 2048	3,395,000	3,151,069
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,236,640
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	3,500,000	3,419,150
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	1,585,276
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	2,628,270
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	407,908
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	222,207
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, XLCA, 5.25%, 2022	1,870,000	1,833,161
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	2,500,000	1,744,325
North Carolina Capital Facilities, Finance Prerefunded (Duke University) “A”, 5.125%, 2011 (c)	4,050,000	4,415,796

3

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	$950,000	$946,181
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	2,175,000	2,109,446
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, MBIA, 5%, 2020	2,180,000	1,842,471
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,012,000
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	2,986,440
University of North Carolina, Charlotte Rev., “B”, FSA, 5%, 2036	1,750,000	1,699,180
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,917,470
University of North Carolina, Systems Pool Rev., “B”, MBIA, 5%, 2033	1,180,000	1,079,830
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	1,982,260
University of North Carolina, University Rev., “A”, 4.75%, 2034	5,000,000	4,492,450
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,413,968
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,669,985
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	2,735,837
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	3,400,000	3,022,430
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	1,653,620

		$64,500,351

Utilities - Investor Owned – 0.8%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,508,125

Utilities - Municipal Owned – 15.4%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$1,000,000	$944,470
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	519,948
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,556,171
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	15,002,407
North Carolina Eastern Municipal Power Agency, “A”, ETM, MBIA, 7.5%, 2010 (c)	2,425,000	2,488,486
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,360,000	2,467,828
North Carolina Municipal Power Agency, Catawba Electric Rev., MBIA, 6%, 2011	5,000,000	5,349,050
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	1,000,000	1,033,530
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2019 (u)	10,000,000	10,580,900
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, MBIA, 5.25%, 2020 (u)	6,000,000	6,285,060

		$46,227,850

Water & Sewer Utility Revenue – 9.4%
Asheville, NC, Water & Sewer Systems Rev., MBIA, 5%, 2032	$1,000,000	$961,150
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,426,196
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,587,021
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	1,650,000	1,748,390
Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023	1,675,000	1,692,705
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,056,707
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,221,141
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, FSA, 5%, 2033	2,400,000	2,059,296
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	694,813
High Point, NC, Combined Enterprise System Rev., FSA, 5%, 2033	2,000,000	1,854,860
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	1,000,000	993,780
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	3,295,000	3,117,169
Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2031	4,000,000	4,002,120
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,564,624

		$27,979,972

4

MFS North Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Total Investments	$297,421,636

Other Assets, Less Liabilities – 0.7%	2,154,256

Net Assets – 100.0%	$299,575,892

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS North Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$297,421,636	$—	$297,421,636
Other Financial Instruments	$(1,088,119)	$—	$—	$(1,088,119)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$303,382,130

Gross unrealized appreciation	$7,144,920
Gross unrealized depreciation	(21,114,014)

Net unrealized appreciation (depreciation)	$(13,969,094)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	78	$10,767,656	Mar-09	$(1,088,119)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Pennsylvania Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.3%
Airport & Port Revenue – 1.9%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), MBIA, 5.75%, 2014	$1,000,000	$998,710
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	496,420
Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023	500,000	448,660

		$1,943,790

General Obligations - General Purpose – 9.2%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$294,838
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	299,086
Bucks County, PA, Finance Department, 5.125%, 2022	255,000	270,014
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	280,000	258,678
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,208,099
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	470,905
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	466,435
Luzerne County, PA, MBIA, 5.25%, 2012 (c)	500,000	558,065
Luzerne County, PA, “A”, FSA, 5%, 2027	1,000,000	983,150
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	503,205
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	90,892
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	424,528
Puerto Rico Commonwealth, “A”, 5.375%, 2033	250,000	184,918
Puerto Rico Commonwealth, “A”, 6%, 2038	425,000	339,265
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	408,636
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,062,570
State of Pennsylvania, 6.25%, 2010	300,000	319,719

		$9,143,003

General Obligations - Improvement – 0.5%
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)	$500,000	$515,910

General Obligations - Schools – 17.4%
Allegheny Valley, PA, School District, “A”, MBIA, 5%, 2028	$1,000,000	$985,090
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	300,806
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	174,732
Daniel Boone, PA, School District, 5%, 2032	500,000	470,285
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	799,500
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,014,260
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	694,919
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	591,646
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	604,130
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	865,904
Pennridge, PA, School District, MBIA, 5%, 2013 (c)	50,000	55,803
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,079,340
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	299,813
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	225,168
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)	500,000	526,320
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	541,105
Reading, PA, School District, FSA, 5%, 2035	2,240,000	2,090,458
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,336,771
South Park, PA, School District, FGIC, 5%, 2019	750,000	762,255
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	440,890
State Public School Building Authority, PA School (Delaware County Community College), FSA, 5%, 2032	2,000,000	1,903,780
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,604,345

		$17,367,320

1

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 15.7%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$521,322
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	590,043
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	484,900
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018	500,000	503,855
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	171,786
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	252,125
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	57,262
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	288,865
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	671,652
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	562,695
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	149,806
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	350,000	232,390
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	290,157
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network), “A”, FSA, 4.75%, 2038	1,000,000	740,690
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), MBIA, 7%, 2016	250,000	291,608
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	487,914
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	684,732
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	518,455
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	395,000	394,992
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	880,793
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	184,785
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	171,990
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	321,724
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	309,215
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	100,000	103,987
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031	650,000	618,768
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	60,000	62,549
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), MBIA, 4.5%, 2037	1,000,000	761,590
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	639,360
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	1,000,000	731,990
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	430,726
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2031	115,000	97,735
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	539,696

2

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
South Central, PA, General Authority Rev., Wellspan Health, ETM, 5.625%, 2026 (c)	$110,000	$116,435
Southcentral, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	748,560
St. Mary’s Hospital Authority, PA, Health Systems Rev. (Catholic Health East), “B”, 5.375%, 2014 (c)	750,000	863,273
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	234,724

		$15,713,149

Healthcare Revenue - Long Term Care – 1.6%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$170,478
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	173,034
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	177,088
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	366,700
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	110,000	130,748
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2035	40,000	47,545
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	390,630
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	151,580

		$1,607,803

Human Services – 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$117,450

Industrial Revenue - Environmental Services – 0.9%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$402,922
Westmoreland County, PA, Industrial Development Corp. (Waste Management), LOC, 5.1%, 2018 (a)	500,000	498,820

		$901,742

Industrial Revenue - Other – 1.4%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (a)	$300,000	$293,610
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	121,053
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	841,210
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	186,500

		$1,442,373

Industrial Revenue - Paper – 0.6%
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	$650,000	$577,649

Parking – 1.6%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,013,450
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	500,000	533,785

		$1,547,235

Sales & Excise Tax Revenue – 0.5%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$510,350

3

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - Local – 0.9%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$288,705
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	880,000	625,222

		$913,927

Single Family Housing - State – 7.7%
Pennsylvania Housing Finance Agency Rev., “96 A”, 4.7%, 2037	$750,000	$494,775
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	1,405,000	1,227,647
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	641,115
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	315,000	296,273
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	440,000	426,760
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	1,000,000	826,130
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	886,270
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,165,000	833,662
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	630,000	608,782
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	371,795
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	709,690
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	377,575

		$7,700,474

Solid Waste Revenue – 0.2%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$238,374

State & Local Agencies – 3.7%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$900,000	$984,708
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.833%, 2018	50,000	59,412
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2020	210,000	186,650
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011 (c)	1,000,000	1,095,620
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011 (c)	750,000	824,205
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	498,515

		$3,649,110

Student Loan Revenue – 1.5%
Pennsylvania Higher Education, Capital Acquisition Rev., MBIA, 5%, 2026	$1,500,000	$1,460,115

Tax - Other – 0.6%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	$500,000	$514,990
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	107,733

		$622,723

Tax Assessment – 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$136,278

Tobacco – 0.1%
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	$115,000	$91,969

Toll Roads – 2.2%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,100,000	$1,008,722
Pennsylvania Turnpike Commission, 5.5%, 2015	250,000	267,488
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	920,990

		$2,197,200

4

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – 2.8%
Allegheny County, PA, Port Authority Special Rev., MBIA, 6.25%, 2009 (c)	$500,000	$509,060
Pennsylvania Turnpike Commission, MBIA, 5%, 2024	1,775,000	1,769,125
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	507,360

		$2,785,545

Universities - Colleges – 15.8%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$251,935
Allegheny County, PA, (Chatham College), 5.95%, 2032	335,000	242,259
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	500,000	437,705
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, XLCA, 5%, 2024	1,000,000	965,920
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 6%, 2038	250,000	149,940
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	835,000	778,671
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	570,438
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	918,220
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	536,295
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	313,055
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	344,200
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	250,000	203,470
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	448,345
Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032	750,000	655,545
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	1,070,000	1,070,653
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	240,858
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	419,600
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	447,335
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), MBIA, 5%, 2037	630,000	542,714
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), MBIA, 5.5%, 2010 (c)	300,000	317,325
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	401,170
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	208,350
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	192,408
Pennsylvania Public School Building Authority (Delaware County College), MBIA, 5.75%, 2010 (c)	500,000	535,555
Pennsylvania State Higher Educational Facilities Authority Rev. (Lasalle University), 5.25%, 2027	500,000	338,170
Pennsylvania State University, “A”, 5%, 2029	1,000,000	992,300
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	876,590
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	934,200

5

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	$1,000,000	$1,026,230
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	449,580

		$15,809,036

Universities - Secondary Schools – 0.6%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$600,252

Utilities - Cogeneration – 0.2%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$75,000	$75,200
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	60,373
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	100,000	100,000

		$235,573

Utilities - Municipal Owned – 1.6%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2009 (c)(f)	$1,000,000	$1,032,720
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	500,000	549,025

		$1,581,745

Water & Sewer Utility Revenue – 9.9%
Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010 (c)	$750,000	$804,630
Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	857,030
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	464,495
Erie, PA, Water Authority Rev., FSA, 5%, 2043	1,000,000	888,910
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	767,340
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	907,560
Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028	440,000	409,350
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	801,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	602,997
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	1,660,000	1,549,583
University Area Joint Authority, Sewer Rev., MBIA, 5%, 2023	1,500,000	1,303,815
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	502,765

		$9,859,475

Total Investments		$99,269,570

Other Assets, Less Liabilities – 0.7%		717,298

Net Assets – 100.0%		$99,986,868

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CONNIE LEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

6

MFS Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

Inverse Floaters
RITES	Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

MFS Pennsylvania Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$99,269,570	$—	$99,269,570
Other Financial Instruments	$(458,561)	$—	$—	$(458,561)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$106,854,635

Gross unrealized appreciation	$2,099,393
Gross unrealized depreciation	(10,652,402)

Net unrealized appreciation (depreciation)	$(8,553,009)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	33	$4,555,547	Mar-09	$(458,561)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

8

MFS® South Carolina Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport & Port Revenue – 2.1%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$600,342
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,270,695
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	923,520

		$2,794,557

General Obligations - General Purpose – 7.3%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,049,630
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	4,000,000	4,241,000
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022	1,000,000	1,016,020
Horry County, SC, 4.5%, 2028	850,000	793,220
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	956,148
Puerto Rico Commonwealth, “A”, 5.375%, 2033	345,000	255,186
Puerto Rico Commonwealth, “A”, 6%, 2038	560,000	447,031
Richland Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2009 (c)	1,000,000	1,017,510

		$9,775,745

General Obligations - Improvement – 0.1%
Guam Government, “A”, 5.25%, 2037	$280,000	$172,497

General Obligations - Schools – 9.0%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,551,684
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	858,450
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,029,400
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,102,733
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,121,832
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,788,150
York County, SC, School District, 5%, 2030	1,570,000	1,545,728

		$11,997,977

Healthcare Revenue - Hospitals – 15.2%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, MBIA, 5%, 2022 (c)	$2,450,000	$2,378,485
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	1,050,000	926,772
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,532,566
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	1,000,000	951,680
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	284,725
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	284,725
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,111,815
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,128,590
South Carolina Jobs & Economic Development Authority (Bon Secours—St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	292,760
South Carolina Jobs & Economic Development Authority (Bon Secours—St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	817,938
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,019,550
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,379,940
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	835,750
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	750,000	521,048
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	586,703
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), FSA, 5%, 2035	650,000	519,045
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	1,000,000	756,250

1

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Spartanburg County, SC, Health Service Rev., “A”, FSA, 4.5%, 2027	$1,000,000	$778,370
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2012 (c)	1,425,000	1,570,578
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2032	825,000	730,769

		$20,408,059

Healthcare Revenue - Long Term Care – 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	$500,000	$306,960
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	400,000	228,660
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	233,028
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	269,780

		$1,038,428

Human Services – 0.7%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,115,000	$944,394

Industrial Revenue - Chemicals – 0.4%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$537,560

Industrial Revenue - Other – 1.1%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,211,840
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	385,000	265,935

		$1,477,775

Industrial Revenue - Paper – 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$660,150

Miscellaneous Revenue - Entertainment & Tourism – 1.3%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2018	$570,000	$555,437
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2019	595,000	567,600
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, MBIA, 5.125%, 2020	630,000	582,391

		$1,705,428

Multi-Family Housing Revenue – 1.2%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$763,500
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	872,471

		$1,635,971

Sales & Excise Tax Revenue – 0.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$735,000	$534,918

Single Family Housing - State – 4.2%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$600,000	$532,902
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	940,000	714,071
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	798,660
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	353,213
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,385,156

2

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	$995,000	$747,006
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,032,825

		$5,563,833

Solid Waste Revenue – 0.7%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$897,230

State & Local Agencies – 3.6%
North Charleston, SC, Municipal Golf Course Mortgage Rev., 5.5%, 2009 (c)	$1,000,000	$1,024,920
Puerto Rico Public Finance Corp., “A”, AMBAC, 5.375%, 2013	2,750,000	3,078,845
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	691,754

		$4,795,519

Tax - Other – 3.2%
Commonwealth of Puerto Rico, ETM, 5.5%, 2018 (c)	$4,000,000	$4,186,240
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	143,644

		$4,329,884

Tax Assessment – 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$495,000	$266,028

Tobacco – 0.8%
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	$1,000,000	$1,081,040

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,480,000	$1,357,190

Transportation - Special Tax – 4.4%
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	$500,000	$474,960
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	1,801,140
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,143,000
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,410,505

		$5,829,605

Universities - Colleges – 16.6%
Clemson University, University Rev., AMBAC, 6.25%, 2009 (c)	$1,250,000	$1,283,938
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5%, 2024	800,000	753,904
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, XLCA, 5.125%, 2034	1,510,000	1,328,423
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,293,989
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	1,125,000	1,049,108
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	852,820
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	1,435,000	1,435,875
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,258,919
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	1,943,040
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	1,814,620
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	971,170
South Carolina Jobs & Economic Development Authority, Student Housing Rev. (Francis Marion University), “A”, MBIA, 5%, 2034	1,345,000	1,209,532
University of South Carolina Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,010,810
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,651,985
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,754,179

3

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of South Carolina, University Rev., “A”, FSA, 5.25%, 2038	$1,625,000	$1,596,238

		$22,208,550

Utilities - Investor Owned – 1.3%
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	$2,000,000	$1,739,980

Utilities - Municipal Owned – 8.2%
Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017	$75,000	$75,389
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)(f)	1,000,000	1,108,100
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, MBIA, 5%, 2021	175,000	176,505
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	2,693,223
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	403,839
South Carolina Public Service Authority Rev. “A”, 5.5%, 2038	2,500,000	2,499,975
South Carolina Public Service Authority, “A”, MBIA, 5.5%, 2010 (c)	200,000	211,034
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	1,917,420
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	476,544
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,438,710

		$11,000,739

Water & Sewer Utility Revenue – 13.5%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$978,330
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	1,886,660
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	894,380
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,114,800
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	2,000,000	2,102,120
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	988,553
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	607,239
Greenwood, SC, Sewer Systems Rev., FSA, 5%, 2030	1,000,000	954,030
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., MBIA, 5.125%, 2032	920,000	859,906
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	1,776,160
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,602,000
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	517,645
Spartanburg, SC, Water & Sewer Authority Rev., “B”, MBIA, 5.25%, 2030	1,250,000	1,232,638
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	750,000	650,790
Sumter, SC, Waterworks & Sewer Systems Rev., XLCA, 5%, 2025	540,000	511,045
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, MBIA, 5%, 2027	1,490,000	1,459,604

		$18,135,900

Total Investments		$130,888,957

Other Assets, Less Liabilities – 2.2%		2,974,193

Net Assets – 100.0%		$133,863,150

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.

4

MFS South Carolina Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

MBIA	MBIA Insurance Corp.
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS South Carolina Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$130,888,957	$—	$130,888,957
Other Financial Instruments	$(611,761)	$—	$—	$(611,761)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$138,794,500

Gross unrealized appreciation	$3,266,126
Gross unrealized depreciation	(11,171,669)

Net unrealized appreciation (depreciation)	$(7,905,543)

The aggregate cost above includes prior fiscal year end tax adjustments.

3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	44	$6,074,063	Mar-09	$(611,761)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

6

MFS® Tennessee Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.2%
Airport and Port Revenue – 1.1%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,250,771

General Obligations - General Purpose – 5.8%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,327,245
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	678,270
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,001,420
Puerto Rico Commonwealth, “A”, 5.375%, 2033	270,000	199,711
Puerto Rico Commonwealth, “A”, 6%, 2038	455,000	363,213
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	435,878
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	450,230
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	869,870

		$6,325,837

General Obligations - Improvement – 0.1%
Guam Government, “A”, 5.25%, 2037	$215,000	$132,453

General Obligations - Schools – 6.2%
Gibson County, TN, School District, MBIA, 5.75%, 2016	$190,000	$191,505
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,537,135
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,116,120
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,163,866
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,664,822

		$6,673,448

Healthcare Revenue - Hospitals – 14.8%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$989,110
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	860,000	730,149
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, MBIA, 5%, 2018 (c)	1,500,000	1,540,365
Johnson City, TN, Health & Educational Facilities Board Hospital Rev., 5.5%, 2031	400,000	248,888
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	359,982
Knox County, TN, Health Educational & Housing Facilities, Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	600,980
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	285,351
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	859,850
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	421,920
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), MBIA, 5.75%, 2014	3,250,000	3,389,848
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)(f)	545,000	605,353
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	387,210
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	443,367
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	712,906
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	428,335
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,041,050
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, FSA, 5.25%, 2027	1,500,000	1,414,275
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2021 (c)	375,000	427,744

1

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	$635,000	$366,757
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	1,000,000	615,170
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	195,620

		$16,064,230

Healthcare Revenue - Long Term Care – 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$327,620
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	172,230

		$499,850

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$221,037

Miscellaneous Revenue - Entertainment & Tourism – 3.8%
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	$2,000,000	$2,217,000
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,859,306

		$4,076,306

Miscellaneous Revenue - Other – 0.7%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$825,000	$766,532

Multi-Family Housing Revenue – 2.9%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$375,000	$357,435
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,010,980
Memphis, TN, Health, Educational & Housing Facilities Board Rev. (Prescott Place Apartments Project), FNMA, 5.125%, 2038 (a)	1,000,000	796,510
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	459,480
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	486,319

		$3,110,724

Sales & Excise Tax Revenue – 1.5%
Massachusetts Bay Transit Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,013,830
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	7,755,000	223,111
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	382,085

		$1,619,026

Single Family Housing - State – 11.2%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$2,155,000	$2,151,638
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	566,510
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	576,464
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	495,150
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	590,971
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	723,044
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,915,000	1,487,687
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	720,000	562,147

2

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Single Family Housing - State – continued
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	$670,000	$522,124
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	815,000	804,046
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	2,000,000	1,796,500
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	990,000	791,258
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,135,000	1,075,730

		$12,143,269

State & Agency - Other – 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$958,720

State & Local Agencies – 8.7%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,034,780
Metropolitan Government of Nashville & Davidson County, TN, “A”, FSA, 5.25%, 2022	1,000,000	1,076,210
Tennessee School Board Authority, “C”, FSA, 5%, 2032	2,000,000	1,970,080
Tennessee School Bond Authority (Higher Education Facilities), FSA, 5.25%, 2012 (c)	3,000,000	3,336,060
Tennessee State School Bond Authority, 5.125%, 2033	2,000,000	1,990,220

		$9,407,350

Tax - Other – 0.6%
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	$730,000	$647,116

Tobacco – 0.8%
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	$350,000	$379,848
Tobacco Settlement Financing Corp., 5%, 2031	750,000	511,898

		$891,746

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$1,185,000	$1,086,669

Transportation - Special Tax – 1.0%
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	$650,000	$529,555
Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	600,000	532,920

		$1,062,475

Universities - Colleges – 9.1%
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	$900,000	$839,286
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,105,000	1,151,233
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	992,120
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	3,450,000	3,142,226
New York Dormitory Authority Rev. Non State Supported Debt (New York University), “A”, 5.25%, 2048	1,260,000	1,169,469
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	1,145,000	1,145,698
University of Puerto Rico Rev., “Q”, 5%, 2036	1,985,000	1,384,994

		$9,825,026

Utilities - Municipal Owned – 10.6%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$2,833,410
Elizabethton, TN, Electric System Rev., MBIA, 4.5%, 2027	1,000,000	882,000
Johnson City, TN, Electric Rev., FSA, 5%, 2029	1,000,000	966,500
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	607,162
Long Island, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	194,981
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., MBIA, 0%, 2012	3,305,000	2,993,438

3

MFS Tennessee Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., 5.125%, 2021	$1,500,000	$1,523,025
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,496,115

		$11,496,631

Utilities - Other – 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	$85,000	$61,092
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	813,096

		$874,188

Water & Sewer Utility Revenue – 15.9%
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	$1,500,000	$1,504,425
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	2,971,440
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	971,090
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	958,690
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	895,790
Knoxville, TN, Waste Water System Rev., “A”, MBIA, 5%, 2037	2,620,000	2,542,658
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,205,000	1,139,966
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	333,316
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	801,000
Puerto Rico Commonwealth Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	630,229
Rutherford County, TN, Water Rev., MBIA, 5%, 2027	770,000	753,830
West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2014 (c)	2,000,000	2,305,780
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	425,216
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,050,670

		$17,284,100

Total Investments		$106,417,504

Other Assets, Less Liabilities – 1.8%		1,936,617

Net Assets – 100.0%		$108,354,121

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Tennesse Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$106,417,504	$—	$106,417,504
Other Financial Instruments	$(364,091)	$—	$—	$(364,091)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$113,697,883

Gross unrealized appreciation	$2,567,360
Gross unrealized depreciation	(9,847,739)

Net unrealized appreciation (depreciation)	$(7,280,379)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	26	$3,589,219	Mar-09	$(364,091)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

5

MFS® Virginia Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.8%
Airport & Port Revenue – 5.0%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$817,079
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	563,026
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,090,187
Metropolitan Washington, DC, Airport Authority Rev., “A”, MBIA, 5%, 2035	3,000,000	2,189,489
Metropolitan Washington, DC, Airports Authority Rev., 5.375%, 2028	1,500,000	1,207,244
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,801,524
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	2,888,849
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,231,700
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	606,456

		$13,395,554

General Obligations - General Purpose – 2.7%
Newport News, VA, Economic Development, “A”, 5%, 2031	$1,595,000	$1,547,325
Puerto Rico Commonwealth, “A”, 5.375%, 2033	645,000	477,087
Puerto Rico Commonwealth, “A”, 6%, 2038	1,070,000	854,149
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	762,787
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	788,974
Stafford County, VA, Industrial Development Authority Rev., “B”, MBIA, 5%, 2034	3,060,000	2,857,520

		$7,287,842

General Obligations - Improvement – 5.9%
Arlington County, VA, 4.5%, 2028	$255,000	$237,387
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	2,000,054
Chesterfield County, VA, 5%, 2011 (c)(f)	2,015,000	2,151,375
Guam Government, “A”, 5.25%, 2037	540,000	332,672
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,512,257
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,726,419
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,891,851
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	1,999,060

		$15,851,075

General Obligations - Schools – 0.9%
San Diego, CA, Community College District, FSA, 5%, 2030	$2,570,000	$2,424,846

Healthcare Revenue - Hospitals – 10.7%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,353,620

Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,829,346
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	714,510
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,241,080
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	570,188
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	96,306
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,584,050
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), MBIA, 6.25%, 2020	1,500,000	1,702,725
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	1,761,696
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,134,330
Lynchburg, VA, Industrial Development Authority, Healthcare Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018	145,000	145,841
Medical College of Virginia, Hospital Authority Rev., MBIA, 5.125%, 2018	3,000,000	2,965,620
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,529,522
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,950,000	2,039,544

1

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	$1,000,000	$809,230
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, MBIA, 6.125%, 2017 (c)	3,000,000	3,509,460
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	447,751
Virginia Small Business Financing Authority Hospital Rev., (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,150,300

		$28,585,119

Healthcare Revenue-Long Term Care – 1.2%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$474,300
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	228,922
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	414,134
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	1,000,000	552,320
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	568,240
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	482,858
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	433,868

		$3,154,642

Industrial Revenue - Environmental Services – 1.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (a)	$1,500,000	$1,368,915
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,456,473

		$2,825,388

Industrial Revenue - Other – 1.1%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$1,555,140
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	833,200
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	518,055

		$2,906,395

Industrial Revenue - Paper – 0.3%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$419,520
Hopewell, VA, Industrial Development Authority, Environmental Improvement Rev. (Smurfit-Stone Container), 5.25%, 2015	740,000	207,607
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	1,750,000	175,000

		$802,127

Miscellaneous Revenue - Other – 1.1%
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$2,827,020

Multi-Family Housing Revenue – 4.9%
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village Apartments), “B”, 9%, 2018	$3,415,000	$3,414,317
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	3,000,000	2,657,160
Virginia Housing Development Authority Rev., “B”, 5.95%, 2016	1,345,000	1,363,763

2

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	$1,355,000	$1,082,997
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	1,818,220
Virginia Housing Development Authority Rev., “I”, 5.15%, 2017	3,000,000	2,786,610

		$13,123,067

Parking – 0.6%
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020	$1,630,000	$1,647,115

Sales & Excise Tax Revenue – 1.4%
Massachusetts Bay Transit Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$2,250,000	$2,281,118
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	2,135,000	1,553,810

		$3,834,928

Single Family Housing - State – 4.2%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$3,000,000	$2,238,720
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	1,468,560
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	972,160
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	944,771
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	1,903,200
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,266,767
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,458,100
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	956,320

		$11,208,598

State & Agency - Other – 1.8%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,407,745
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,532,010

		$4,939,755

State & Local Agencies – 13.6%
Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021	$1,830,000	$1,829,909
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	968,890
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 6.25%, 2011	3,985,000	4,017,836
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), MBIA, 5.25%, 2017	2,000,000	2,015,120
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, MBIA, 5%, 2030	2,500,000	2,402,200
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), MBIA, 5%, 2029	1,000,000	997,400
Fairfax County, VA, Economic Development Authority, Fairfax Public Improvement Project, 5%, 2030	1,000,000	979,600
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,650,000	1,737,434
Fairfax County, VA, Economic Development Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009 (c)	1,750,000	1,842,733
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,718,284
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	1,902,960
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,123,450
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,255,500
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	462,910
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,097,220
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,228,886

3

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	$1,000,000	$1,102,690
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	983,730
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,533,330
Richmond, VA, Public Facilities, COP (Megahertz Project), “A”, AMBAC, 5%, 2022	1,600,000	1,611,440
Southwest Virginia Regional Jail Authority Rev., MBIA, 5%, 2035	1,720,000	1,234,530
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,351,895
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,025,680

		$36,423,627

Tax - Other – 1.7%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,773,175
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	1,000,000	743,320

		$4,516,495

Tobacco – 1.4%
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	$460,000	$367,876
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,144,340
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	2,148,204

		$3,660,420

Toll Roads – 1.0%
Bay Area Toll Authority, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2039	$2,935,000	$2,691,454

Transportation - Special Tax – 1.0%
Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	$2,320,000	$1,890,104
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	1,210,000	901,825

		$2,791,929

Universities - Colleges – 6.7%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,228,504
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), BHAC, 5%, 2037	2,210,000	2,060,913
New York Dormitory Authority Rev. Non State Supported Debt (New York University), “A”, 5.25%, 2048	3,085,000	2,863,343
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	2,845,000	2,846,735
Private Colleges & Universities, GA, Authority Rev. (Emory University ), “C”, 5%, 2038	1,970,000	1,910,624
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,716,308
Virginia College Building Authority, Educational Facilities Rev., 5%, 2026	2,000,000	1,410,660
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,068,810
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,300,000	1,820,427

		$17,926,324

Utilities - Investor Owned – 1.3%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$2,660,760
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	683,494

		$3,344,254

Utilities - Municipal Owned – 3.9%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$291,732
Guam Power Authority Rev., AMBAC, 5.25%, 2015	2,020,000	1,781,074
Long Island, Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,464,331
Long Island, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	469,953

4

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	$5,000,000	$5,475,150
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	966,100

		$10,448,340

Water & Sewer Utility Revenue – 25.3%
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	$1,000,000	$1,138,800
Fairfax County, VA, Water Authority Rev., 5%, 2014 (c)	1,000,000	1,138,800
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	1,991,680
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,228,811
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	3,750,000	3,610,388
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	1,942,400
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,237,046
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,015,036
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,985,000	2,823,900
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	3,478,480
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	333,316
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	2,403,000
Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009 (c)	30,000	30,608
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,465,617
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,314,720
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,353,090
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,252,495
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	1,913,440
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	1,000,000	1,038,700
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	2,872,296
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,107,640
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	4,977,330
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,331,289
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,208,934
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,957,268
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	2,945,040
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,712,600
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	350,000	373,419
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	672,153
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	660,000	724,086
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	700,000	767,970
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	710,000	778,941
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2011 (c)	750,000	822,825
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2019	230,000	240,435
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	93,417
Virginia Resources Authority, Infrastructure Rev., MBIA, 5.5%, 2020	240,000	249,370
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2017	1,360,000	1,398,474
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,556,268
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	1,965,451

		$67,465,533

Total Investments		$264,081,847

Other Assets, Less Liabilities – 1.2%		3,118,709

Net Assets – 100.0%		$267,200,556

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

5

MFS Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

MFS Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$264,081,847	$—	$264,081,847
Other Financial Instruments	$(1,005,216)	$—	$—	$(1,005,216)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$278,044,681

Gross unrealized appreciation	$7,010,012
Gross unrealized depreciation	(26,394,040)

Net unrealized appreciation (depreciation)	$(19,384,028)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	72	$9,939,375	Mar-09	$(1,005,216)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

7

MFS® West Virginia Municipal Bond Fund

12/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08

Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.6%
General Obligations - General Purpose – 15.3%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,186,488
Commonwealth of Puerto Rico, Public Improvement, MBIA, 5.75%, 2010 (c)	6,000,000	6,361,500
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,221,825
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	544,604
Puerto Rico Municipal Finance Agency, FSA, 5.5%, 2009 (c)	1,800,000	1,866,942
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, XLCA, 5.25%, 2025	2,000,000	1,576,280
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	599,333
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	621,746
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,071,480
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,616,736

		$17,666,934

General Obligations - Improvement – 0.1%
Guam Government, “A”, 5.25%, 2037	$250,000	$154,015

General Obligations - Schools – 3.5%
Jefferson County, WV, Board of Education, ETM, FGIC, 6.85%, 2009 (c)	$1,680,000	$1,727,947
Monongalia County, WV, Board of Education, MBIA, 5%, 2027	2,350,000	2,283,918

		$4,011,865

Healthcare Revenue - Hospitals – 8.6%
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	$615,000	$545,130
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	838,190
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	435,630
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,210,000	1,210,399
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	334,850
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	988,880
West Virginia Hospital Finance Authority, Hospital Rev., “A”, AMBAC, 5%, 2022	2,500,000	2,324,125
West Virginia Hospital Finance Authority, Hospital Rev., ETM, 6.5%, 2023 (c)	2,000,000	2,435,360
West Virginia State Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	791,500

		$9,904,064

Industrial Revenue - Other – 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$241,759

Parking – 1.1%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,297,044

Sales & Excise Tax Revenue – 0.6%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$738,697

Single Family Housing Revenue - Local – 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$35,000	$35,034

Single Family Housing - State – 4.0%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$864,574
West Virginia Housing Development Fund Rev., 5.3%, 2023	480,000	431,333
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	1,000,000	684,960
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	3,410,000	2,597,431

		$4,578,298

1

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 20.9%
Huntington, WV, Municipal Development Authority Rev., MBIA, 5.1%, 2018	$1,740,000	$1,764,812
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,798,450
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,700,888
West Virginia Building Commission, Lease Rev., ETM, MBIA, 0%, 2009 (c)	1,000,000	993,960
West Virginia Economic Development Authority (Correctional Juvenile & Public), MBIA, 5%, 2026	2,100,000	1,933,953
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, MBIA, 5%, 2029	1,530,000	1,446,034
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	978,320
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,078,440
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,014,890
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2025	645,000	640,175
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, MBIA, 5.25%, 2030	1,355,000	1,295,258
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	554,530

		$24,199,710

Tax - Other – 3.5%
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	$500,000	$371,660
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	960,560
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	707,205
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,038,780

		$4,078,205

Tax Assessment – 0.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$268,630
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	183,876

		$452,506

Transportation - Special Tax – 1.2%
Puerto Rico Highway & Transportation Authority Rev., “J”, MBIA, 5%, 2029	$1,820,000	$1,356,464

Universities - Colleges – 20.0%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,463,130
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	3,210,000	2,866,947
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,009,543
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,180,000	1,229,371
New York Dormitory Authority Rev., Non State Supported Debt (Columbia University), “A”, 5%, 2031	1,225,000	1,225,747
Puerto Rico Industrial Tourist Education (University Plaza), MBIA, 5%, 2021	1,270,000	1,056,272
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), MBIA, 5%, 2035	1,675,000	1,471,220
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,717,010
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,470,735
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	1,870,740
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,887,642
West Virginia University, University Systems Rev. (West Virginia University), MBIA, 5.5%, 2020	1,700,000	1,864,254

2

MFS West Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/08 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
West Virginia University, University Systems Rev. (West Virginia University), “A”, MBIA, 5.25%, 2028	$2,000,000	$1,987,860

		$23,120,471

Utilities - Investor Owned – 3.9%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$673,253
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	197,307
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	3,665,050

		$4,535,610

Water & Sewer Utility Revenue – 14.3%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$800,940
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	253,881
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	212,540
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	333,316
Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	1,606,005
West Virginia Water Development Authority Loan Program, “A”, FSA, 5%, 2044	2,000,000	1,816,180
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,158,832
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,009,310
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,009,400
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,803,602
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)	30,000	30,503
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)(f)	895,000	954,822
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,773,896
West Virginia Water Development Authority, Infrastructure Rev., “A”, FSA, 4.75%, 2045	2,000,000	1,706,540

		$16,469,767

Total Investments		$112,840,443

Other Assets, Less Liabilities – 2.4%		2,824,681

Net Assets – 100.0%		$115,665,124

(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS West Virginia Municipal Bond Fund

Supplemental Information (Unaudited) 12/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of December 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$112,840,443	$—	$112,840,443
Other Financial Instruments	$(487,926)	$—	$—	$(487,926)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$122,059,010

Gross unrealized appreciation	$1,532,416
Gross unrealized depreciation	(10,750,983)

Net unrealized appreciation (depreciation)	$(9,218,567)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 12/31/08

Futures contracts outstanding at 12/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	35	$4,831,641	Mar-09	$(487,926)

At December 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2009

*	Print name and title of each signing officer under his or her signature.